UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03826
AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Comstock Fund
Class A: ACSTX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class A)	$82	0.79%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 6.79%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class A) —including sales charge	0.90%	16.01%	8.41%
Invesco Comstock Fund (Class A) —excluding sales charge	6.79%	17.33%	9.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-A
Invesco Comstock Fund

Invesco Comstock Fund
Class C: ACSYX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class C)	$156	1.51%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 6.05%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class C) —including sales charge	5.08%	16.46%	8.39%
Invesco Comstock Fund (Class C) —excluding sales charge	6.05%	16.46%	8.39%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-C
Invesco Comstock Fund

Invesco Comstock Fund
Class R: ACSRX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R)	$107	1.04%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R shares of the Fund returned 6.51%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R)	6.51%	17.02%	8.75%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-R
Invesco Comstock Fund

Invesco Comstock Fund
Class Y: ACSDX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class Y)	$56	0.54%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund returned 7.06%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class Y)	7.06%	17.62%	9.30%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-Y
Invesco Comstock Fund

Invesco Comstock Fund
Class R5: ACSHX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R5)	$52	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund returned 7.07%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R5)	7.07%	17.66%	9.37%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-R5
Invesco Comstock Fund

Invesco Comstock Fund
Class R6: ICSFX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R6)	$45	0.43%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund returned 7.19%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the financials, health care and utilities sectors. These results were partially offset by stronger stock selection in materials, consumer staples and energy sectors.
What contributed to performance?
Stock selection in materials | In materials, favorable performance came from International Paper, a large cardboard and paper packaging company. Strong performance was mainly driven by strategic acquisitions and effective cost management which significantly increased net sales. Not owning mining stocks also contributed as those stocks generally underperformed the market.
Stock selection in consumer staples | In consumer staples, Philip Morris International and Coca-Cola Co. were large contributors. Philip Morris International had robust revenue growth and executed strategic initiatives, resulting in a significant increase in earnings. Coca-Cola had strong revenue growth, assisted by effective cost management strategies.
Stock selection in energy | In energy, being materially underweight in equipment and services and having no exposure to oil/gas refining and marketing were large relative contributors.
What detracted from performance?
Stock selection in financials | In financials, having a material underweight in financial services was a large relative detractor, mainly from not owning Berkshire Hathaway. The stock is a large holding in the benchmark and materially outperformed the benchmark and sector.
Stock selection in health care | In health care, Elevance Health, a managed health care provider, was a large relative detractor, materially underperforming the sector and benchmark. Lower-than-expected earnings were primarily due to attrition in Medicaid membership from eligibility redeterminations and footprint adjustments, along with higher operating expenses driven by targeted investments and integration costs.
Stock selection in utilities | Stock selection in utilities was a relative detractor mainly from having low exposure to electric utilities, while that industry materially outperformed the sector and benchmark.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R6)	7.19%	17.76%	9.46%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$11,543,379,137
Total number of portfolio holdings	106
Total advisory fees paid	$43,993,259
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.14%
Bank of America Corp.	3.04%
Microsoft Corp.	2.48%
Cisco Systems, Inc.	2.41%
CVS Health Corp.	2.39%
Philip Morris International, Inc.	2.01%
Meta Platforms, Inc., Class A	1.99%
Alphabet, Inc., Class A	1.96%
State Street Corp.	1.93%
Sanofi S.A., ADR	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-R6
Invesco Comstock Fund

Invesco Comstock Select Fund
Class A: CGRWX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class A)	$94	0.92%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 3.80%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class A) —including sales charge	-1.90%	15.58%	8.07%
Invesco Comstock Select Fund (Class A) —excluding sales charge	3.80%	16.89%	8.68%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
Effective after the close of business on May 24,2019, Class A shares of Oppenheimer Value Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24,2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-A
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class C: CGRCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class C)	$171	1.68%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 3.01%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class C) —including sales charge	2.13%	16.01%	8.03%
Invesco Comstock Select Fund (Class C) —excluding sales charge	3.01%	16.01%	8.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
Effective after the close of business on May 24,2019, Class C shares of Oppenheimer Value Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24,2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-C
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class R: CGRNX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R)	$120	1.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R shares of the Fund returned 3.50%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R)	3.50%	16.58%	8.40%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
Effective after the close of business on May 24,2019, Class R shares of Oppenheimer Value Fund (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24,2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-R
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class Y: CGRYX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class Y)	$69	0.68%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund returned 4.06%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class Y)	4.06%	17.18%	8.94%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
Effective after the close of business on May 24,2019, Class Y shares of Oppenheimer Value Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24,2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-Y
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class R5: IOVVX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R5)	$60	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund returned 4.16%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R5)	4.16%	17.30%	8.91%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Value Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-R5
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class R6: OGRIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R6)	$60	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market and anticipation of lower interest rates. However, beginning in 2025 market volatility exponentially increased with the uncertainty of the long-term value in large investments in AI and tariffs imposed on many countries by the US, with China being the largest concern in creating a trade war.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund returned 4.15%. For the same time period, the Russell 1000® Value Index (the benchmark) returned 8.55%. The Fund underperformed the benchmark primarily due to weak stock selection in the information technology (IT), health care and consumer staples sectors. These results were partially offset by stronger stock selection in energy, communication services and materials sectors.
What contributed to performance?
Stock selection in energy | In energy, EQT Corp. (EQT), a natural gas producer, was a large contributor to relative returns. EQT outperformed over the period due to strong operational efficiency gains and robust production. Additionally, strategic transactions, including a midstream joint venture, significantly boosted their financial results. We exited our position in EQT during the fiscal year.
Stock selection in communication services | In communication services, Charter Communications and Meta Platforms were top performers, acting as large relative contributors. Charter Communications outperformed due to significant growth in residential mobile service revenue and advertising sales. Meta Platforms outperformed thanks to strong advertising revenue growth driven by effective AI integration and increased ad impressions.
No exposure to materials stocks | Having no exposure to materials over the period was a large contributor. The materials sector had negative returns for the period and was the second worst performing sector.
What detracted from performance?
Stock selection in IT | In IT, Intel, a semiconductors designer and manufacture, and DXC Technology, an IT consulting service firm, were large detractors. Intel underperformed due to declining demand for personal computers and data center products, leading to a significant drop in revenue. DXC Technologies underperformed after continued lower earnings reports mainly due to a decrease in revenue from its Global Infrastructure Services segment.
Stock selection in health care | In health care, Elevance Health (Elevance) and Humana, managed healthcare providers, were large relative detractors, materially underperforming the sector and benchmark. Elevance had lower-than-expected earnings primarily due to attrition in Medicaid membership from eligibility redeterminations, along with higher operating expenses. Humana underperformed due to a decline in individual Medicare Advantage membership and the impact of exiting certain unprofitable plans. We sold our position in Humana during the fiscal year.
Stock selection in consumer staples | In consumer staples, Kraft Heinz was a large detractor. Kraft Heinz underperformed due to weaker consumer spending, increased tariffs and a decline in North American revenue. Not owning Philip Morris International also detracted after materially outperforming the sector and benchmark. We sold our position in Kraft Heinz during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R6)	4.15%	17.31%	9.10%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
Effective after the close of business on May 24,2019, Class I shares of Oppenheimer Value Fund (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24,2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$714,713,320
Total number of portfolio holdings	34
Total advisory fees paid	$3,978,049
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.67%
Bank of America Corp.	5.57%
Huntington Bancshares, Inc.	4.61%
Johnson & Johnson	4.25%
Wells Fargo & Co.	4.05%
Becton, Dickinson and Co.	4.03%
Charter Communications, Inc., Class A	3.93%
State Street Corp.	3.88%
Elevance Health, Inc.	3.86%
Textron, Inc.	3.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-R6
Invesco Comstock Select Fund

Invesco Dividend Income Fund
Class A: IAUTX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class A)	$95	0.92%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 7.01%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class A) —including sales charge	1.13%	9.22%	6.66%
Invesco Dividend Income Fund (Class A) —excluding sales charge	7.01%	10.47%	7.26%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-A
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class C: IUTCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class C)	$173	1.68%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 6.21%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class C) —including sales charge	5.21%	9.64%	6.62%
Invesco Dividend Income Fund (Class C) —excluding sales charge	6.21%	9.64%	6.62%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-C
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class R: IRTCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R)	$122	1.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class R shares of the Fund, returned 6.73%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R)	6.73%	10.18%	6.99%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
Class R shares incepted on April 17, 2020. Performance shown prior to that date is that of the Fund's Investor Class shares restated to reflect the higher 12b-1 fees applicable to Class R shares.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-R
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class Y: IAUYX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class Y)	$70	0.68%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund, returned 7.24%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class Y)	7.24%	10.74%	7.53%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-Y
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Investor Class: FSTUX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Investor Class)	$96	0.93%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Investor Class shares of the Fund, returned 6.97%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Investor Class)	6.97%	10.46%	7.26%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-INV
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class R5: FSIUX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R5)	$68	0.66%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund, returned 7.29%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R5)	7.29%	10.77%	7.57%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-R5
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class R6: IFUTX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R6)	$61	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, persistently high inflation, recession fears, and volatility weighed on dividend focused large cap equity performance. The Fund delivered a positive return, but underperformed the Russell 1000® Value Index largely due to stock selection in the health care sector. These results were partially offset by strong stock selection in the consumer staples sector, as well as the Federal Reserve's decision to lower interest rates, a resilient economy, and a broad rotation into value stocks.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund, returned 7.35%. For the same time period, the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
Philip Morris International, Inc. | Philip Morris delivered consistently strong quarterly earnings results and even raised its forward-looking guidance. Later in the fiscal year, company leadership reaffirmed its forward looking guidance. Favorable results were driven by surging demand for its tobacco-less Zyn nicotine pouches, as well as strength in its traditional heated tobacco segment.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. Also, we believe the discount retailer has made great progress on e-commerce profitability, driven by scale efficiencies, automation and generative artificial intelligence.
What detracted from performance?
Merck & Co., Inc. | Merck shares fell as sales of its Gardasil HPV vaccine were below expectations due to China-related issues that included weakness in China’s economy, budgetary issues at its disease control centers that reduced inventory, and Merck’s Chinese partner Zhifei signing a new shingles vaccine contract that drew focus away from Gardasil.
ConocoPhillips | ConocoPhillips experienced headwinds during the fiscal year after its May 2024 announcement to acquire Marathon Oil in a deal that closed in November 2024.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R6)	7.35%	10.86%	7.66%
Russell 1000® Value Index	8.55%	13.00%	8.36%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,443,630,814
Total number of portfolio holdings	68
Total advisory fees paid	$19,318,656
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Procter & Gamble Co. (The)	2.95%
Walmart, Inc.	2.87%
Lowe's Cos., Inc.	2.76%
Philip Morris International, Inc.	2.59%
Johnson & Johnson	2.59%
McDonald's Corp.	2.58%
Bank of America Corp.	2.46%
Chevron Corp.	2.46%
Coca-Cola Co. (The)	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-R6
Invesco Dividend Income Fund

Invesco Energy Fund
Class A: IENAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class A)	$118	1.23%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned -8.29%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class A) —including sales charge	-13.32%	20.07%	-1.13%
Invesco Energy Fund (Class A) —excluding sales charge	-8.29%	21.43%	-0.57%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-A
Invesco Energy Fund

Invesco Energy Fund
Class C: IEFCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class C)	$189	1.98%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned -8.96%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class C) —including sales charge	-9.83%	20.54%	-1.16%
Invesco Energy Fund (Class C) —excluding sales charge	-8.96%	20.54%	-1.16%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-C
Invesco Energy Fund

Invesco Energy Fund
Class Y: IENYX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class Y)	$94	0.98%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund returned -8.05%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class Y)	-8.05%	21.74%	-0.32%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-Y
Invesco Energy Fund

Invesco Energy Fund
Investor Class: FSTEX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Investor Class)	$118	1.23%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Investor Class shares of the Fund returned -8.30%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Investor Class)	-8.30%	21.43%	-0.57%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-INV
Invesco Energy Fund

Invesco Energy Fund
Class R5: IENIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class R5)	$86	0.90%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund returned -7.97%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class R5)	-7.97%	21.92%	-0.15%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-R5
Invesco Energy Fund

Invesco Energy Fund
Class R6: IENSX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class R6)	$80	0.83%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, changes in oil prices were driven by multiple factors, including fluctuating global demand, geopolitical tensions and changes in OPEC+ increasing production and supply in early 2025. Additionally, economic uncertainties and inflationary pressures, exacerbated by US-imposed tariffs affecting global markets, contributed to oil price and overall capital markets volatility.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund returned -7.92%. For the same time period, the MSCI World Energy Index (the benchmark) returned -8.76%. The Fund performed in-line with the benchmark.
What contributed to performance?
Overweight allocation to materials stocks related to oil and gas | The largest relative contributor versus the benchmark was the overweight allocation to materials stocks related to oil and gas. In particular, the Fund's holdings in CF Industries holdings benefited from lower natural gas prices, which reduced production costs and improved profit margins for the company.
Cash allocation | Although cash averaged less than 2% of the Fund's net assets for the period, the allocation acted as a contributor to Fund performance given the general negative performance for the sector in a generally positive period for equities.
What detracted from performance?
Stock selection and a material underweight in oil/gas storage & transportation | Stock selection and a material underweight in oil/gas storage & transportation was a very large detractor, mainly from stocks that were not owned during the period. The Fund did not own certain companies that outperformed relative to the benchmark, which negatively impacted Fund performance.
Noble Corp. PLC | Stock selection and the allocation to oil/gas drilling companies, notably Noble Corp., detracted from relative performance. Noble's stock price was more negatively affected versus other companies in the industry by declining oil prices, which negatively impacted revenue and overall financial performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class R6)	-7.92%	22.01%	-0.19%
MSCI World Energy Index (Net)	-8.76%	17.61%	2.90%
S&P 500® Index	12.10%	15.61%	12.32%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$393,375,420
Total number of portfolio holdings	31
Total advisory fees paid	$3,327,906
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	10.38%
Chevron Corp.	8.59%
Shell PLC, ADR	7.97%
Suncor Energy, Inc.	6.88%
ConocoPhillips	5.61%
Canadian Natural Resources Ltd.	4.59%
CF Industries Holdings, Inc.	4.51%
Tenaris S.A.	4.13%
TotalEnergies SE	4.12%
Cheniere Energy, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-R6
Invesco Energy Fund

Invesco Gold & Special Minerals Fund
Class A: OPGSX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class A)	$128	1.05%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 42.93%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class A) —including sales charge	35.06%	10.05%	10.77%
Invesco Gold & Special Minerals Fund (Class A) —excluding sales charge	42.93%	11.31%	11.40%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Gold & Special Minerals Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-A
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class C: OGMCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class C)	$219	1.81%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 41.88%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class C) —including sales charge	40.82%	10.46%	10.72%
Invesco Gold & Special Minerals Fund (Class C) —excluding sales charge	41.88%	10.46%	10.72%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Gold & Special Minerals Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-C
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class R: OGMNX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R)	$159	1.31%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class R shares of the Fund, returned 42.62%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R)	42.62%	11.02%	11.11%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Gold & Special Minerals Fund (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-R
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class Y: OGMYX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class Y)	$99	0.81%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund, returned 43.29%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class Y)	43.29%	11.57%	11.66%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Gold & Special Minerals Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-Y
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class R5: IOGYX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R5)	$89	0.73%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund, returned 43.37%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R5)	43.37%	11.68%	11.62%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Gold & Special Minerals Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-R5
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class R6: OGMIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R6)	$80	0.66%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, shares of gold & precious metal mining companies rose more than 40%, driven by similarly strong appreciation of the price of gold, which closed the fiscal year near an all time high of $3,281.50 per ounce. Geopolitical and tariff uncertainty, particularly towards the end of the fiscal year, increased demand for this perceived safe-haven asset. Factors that were supportive of gold prices during the fiscal year included foreign central bank purchases, large US and developed nation fiscal deficits, and interest rate cuts in a potentially slowing US economy.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund, returned 43.47%. For the same time period, the Philadelphia Gold & Silver Index returned 42.67%.
What contributed to performance?
Agnico Eagle Mines Ltd. | Agnico Eagle Mines is the third-largest gold producer in the world, and is based in Canada. The company reported strong operating results during the fiscal year and shares rallied in response.
Kinross Gold Corp. | Kinross Gold delivered strong operational momentum during the fiscal year, and we believe they are well positioned to deliver on their long-term production target of 2 million ounces of gold per year through 2030. They have exposure to a number of low cost, high return projects across North America, South America, and Africa.
What detracted from performance?
Bellevue Gold Ltd. | Bellevue Gold is an Australian mining company that had some operational setbacks during the fiscal year, which have dampened expectations for near-term production and driven down the share price of the company.
Ivanhoe Mines Ltd. | Ivanhoe Mines is a diversified mining company currently developing a large copper deposit in the Democratic Republic of Congo. Shares fell during the fiscal year after the company had to revise production guidance downward due to issues the company has had getting power to this copper operation. The price of copper also stagnated during the fiscal year, compared to a strong rise for precious metals.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R6)	43.47%	11.74%	11.85%
Philadelphia Gold & Silver Index	42.67%	12.41%	11.27%
MSCI World Index (Net)	12.16%	13.95%	9.34%
MSCI ACWI ex USA® Index (Net)	11.93%	10.09%	4.83%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Gold & Special Minerals Fund (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,511,748,141
Total number of portfolio holdings	93
Total advisory fees paid	$12,364,332
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Northern Star Resources Ltd.	4.66%
Agnico Eagle Mines Ltd.	3.77%
Newmont Corp.	3.74%
Barrick Gold Corp.	3.43%
Artemis Gold, Inc.	3.19%
K92 Mining, Inc.	3.17%
Kinross Gold Corp.	3.05%
OceanaGold Corp.	2.98%
Gold Fields Ltd., ADR	2.78%
Evolution Mining Ltd.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-R6
Invesco Gold & Special Minerals Fund

Invesco Small Cap Value Fund
Class A: VSCAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class A)	$108	1.07%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 2.07%. For the same time period the Russell 2000® Value Index returned -0.68%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the past year, including strong growth in orders for advanced technology products used in data center applications.
Coherent Corp. | This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
NRG Energy, Inc. | NRG is a US-based integrated power company that generates electricity and sells it directly to consumers while also offering energy services and sustainability solutions. NRG's shares benefited from strong retail demand in Texas, as well as AI data center expansion.
What detracted from performance?
QuidelOrtho Corp. | The company is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. The company reported a decline in revenues and slowing demand for respiratory tests, which weighed on the company's share price..
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor's shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class A) —including sales charge	-3.53%	24.79%	9.47%
Invesco Small Cap Value Fund (Class A) —excluding sales charge	2.07%	26.21%	10.09%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,897,043,030
Total number of portfolio holdings	116
Total advisory fees paid	$36,116,734
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-AR-A
Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class C: VSMCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class C)	$183	1.82%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 1.27%. For the same time period the Russell 2000® Value Index returned -0.68%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the past year, including strong growth in orders for advanced technology products used in data center applications.
Coherent Corp. | This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
NRG Energy, Inc. | NRG is a US-based integrated power company that generates electricity and sells it directly to consumers while also offering energy services and sustainability solutions. NRG's shares benefited from strong retail demand in Texas, as well as AI data center expansion.
What detracted from performance?
QuidelOrtho Corp. | The company is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. The company reported a decline in revenues and slowing demand for respiratory tests, which weighed on the company's share price..
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor's shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class C) —including sales charge	0.41%	25.31%	9.44%
Invesco Small Cap Value Fund (Class C) —excluding sales charge	1.27%	25.31%	9.44%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,897,043,030
Total number of portfolio holdings	116
Total advisory fees paid	$36,116,734
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-AR-C
Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class R: VSRAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class R)	$133	1.32%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class R shares of the Fund, returned 1.77%. For the same time period the Russell 2000® Value Index returned -0.68%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the past year, including strong growth in orders for advanced technology products used in data center applications.
Coherent Corp. | This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
NRG Energy, Inc. | NRG is a US-based integrated power company that generates electricity and sells it directly to consumers while also offering energy services and sustainability solutions. NRG's shares benefited from strong retail demand in Texas, as well as AI data center expansion.
What detracted from performance?
QuidelOrtho Corp. | The company is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. The company reported a decline in revenues and slowing demand for respiratory tests, which weighed on the company's share price..
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor's shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class R)	1.77%	25.90%	9.80%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
S&P 500® Index	12.10%	15.61%	12.32%
Class R shares incepted on April 17, 2020. Performance shown prior to that date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,897,043,030
Total number of portfolio holdings	116
Total advisory fees paid	$36,116,734
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
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Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class Y: VSMIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class Y)	$83	0.82%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class Y shares of the Fund, returned 2.30%. For the same time period the Russell 2000® Value Index returned -0.68%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the past year, including strong growth in orders for advanced technology products used in data center applications.
Coherent Corp. | This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
NRG Energy, Inc. | NRG is a US-based integrated power company that generates electricity and sells it directly to consumers while also offering energy services and sustainability solutions. NRG's shares benefited from strong retail demand in Texas, as well as AI data center expansion.
What detracted from performance?
QuidelOrtho Corp. | The company is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. The company reported a decline in revenues and slowing demand for respiratory tests, which weighed on the company's share price..
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor's shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class Y)	2.30%	26.52%	10.36%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,897,043,030
Total number of portfolio holdings	116
Total advisory fees paid	$36,116,734
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
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Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class R6: SMVSX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class R6)	$70	0.69%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class R6 shares of the Fund, returned 2.47%. For the same time period the Russell 2000® Value Index returned -0.68%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the past year, including strong growth in orders for advanced technology products used in data center applications.
Coherent Corp. | This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
NRG Energy, Inc. | NRG is a US-based integrated power company that generates electricity and sells it directly to consumers while also offering energy services and sustainability solutions. NRG's shares benefited from strong retail demand in Texas, as well as AI data center expansion.
What detracted from performance?
QuidelOrtho Corp. | The company is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. The company reported a decline in revenues and slowing demand for respiratory tests, which weighed on the company's share price..
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor's shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class R6)	2.47%	26.71%	10.44%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
S&P 500® Index	12.10%	15.61%	12.32%
Class R6 shares incepted on February 7, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,897,043,030
Total number of portfolio holdings	116
Total advisory fees paid	$36,116,734
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	2.84%
Globe Life, Inc.	2.71%
Western Alliance Bancorporation	2.67%
VanEck Junior Gold Miners ETF	2.38%
KBR, Inc.	2.22%
Molina Healthcare, Inc.	2.17%
Hologic, Inc.	2.14%
Crown Holdings, Inc.	2.13%
Centene Corp.	2.03%
East West Bancorp, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
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Invesco Small Cap Value Fund

Invesco Technology Fund
Class A: ITYAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class A)	$106	1.02%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 8.71%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class A) —including sales charge	2.73%	9.97%	11.74%
Invesco Technology Fund (Class A) —excluding sales charge	8.71%	11.22%	12.37%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-A
Invesco Technology Fund

Invesco Technology Fund
Class C: ITHCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class C)	$183	1.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 7.90%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class C) —including sales charge	7.01%	10.39%	11.69%
Invesco Technology Fund (Class C) —excluding sales charge	7.90%	10.39%	11.69%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-C
Invesco Technology Fund

Invesco Technology Fund
Class Y: ITYYX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class Y)	$80	0.77%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Class Y shares of the Fund returned 8.98%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class Y)	8.98%	11.50%	12.65%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-Y
Invesco Technology Fund

Invesco Technology Fund
Investor Class: FTCHX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Investor Class)	$95	0.91%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Investor Clas shares of the Fund returned 8.81%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Investor Class)	8.81%	11.35%	12.48%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-INV
Invesco Technology Fund

Invesco Technology Fund
Class R5: FTPIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class R5)	$77	0.74%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Class R5 shares of the Fund returned 9.01%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class R5)	9.01%	11.56%	12.79%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-R5
Invesco Technology Fund

Invesco Technology Fund
Class R6: FTPSX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class R6)	$70	0.67%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities experienced considerable volatility amid macroeconomic uncertainty, particularly in the latter portion of the fiscal year, partially offsetting the positive gains experienced in the first eight months of the fiscal year.
• For the fiscal year ended April 30, 2025, Class R6 shares of the Fund returned 9.09%. For the same time period, the S&P North American Technology Sector Index (the benchmark) returned 12.07%. The Fund underperformed the benchmark primarily due to stock selection in the information technology application software sub-industry group. Results were partially offset by our overweight allocation to the movies & entertainment sub-industry group.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending on artificial intelligence (AI). Their Blackwell B100, NVIDIA’s most advanced graphics processing unit to date, was already sold out until the end of 2025 as of the period end.
Netflix, Inc. | Netflix is a leading subscription-based streaming movie and television show provider. The company reported better than expected results and benefited from its defensive, staple-like business model during the periods of market volatility.
Broadcom, Inc. | Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security, which positively affected the company's performance.
What detracted from performance?
NXP Semiconductors N.V. | NXP Semiconductors makes high-performance mixed-signal chips used in automotive, identification, mobile, consumer electronics and industrial end markets. The company experienced macroeconomic headwinds and weak demand in its automotive, industrial and internet-of-things segments. We exited our position in NXP Semiconductors during the fiscal year.
Micron Technology, Inc. | Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses. We exited our position in Micron Technology during the fiscal year.
Lam Research Corp. | Lam Research makes semiconductor wafer fabrication equipment. The company experienced headwinds from US-China trade tensions, weakness in its flash memory end market and investor concern regarding the overall outlook for the semiconductor industry.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class R6)	9.09%	11.63%	12.73%
S&P North American Technology Sector Index	12.07%	18.25%	18.99%
S&P 500® Index	12.10%	15.61%	12.32%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,583,931,084
Total number of portfolio holdings	64
Total advisory fees paid	$10,232,087
Portfolio turnover rate	134%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.01%
Meta Platforms, Inc., Class A	4.23%
Netflix, Inc.	3.62%
Amazon.com, Inc.	3.44%
Broadcom, Inc.	3.35%
Microsoft Corp.	2.86%
ServiceNow, Inc.	2.53%
Mastercard, Inc., Class A	2.46%
Lam Research Corp.	2.28%
Apple, Inc.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-R6
Invesco Technology Fund

Invesco Value Opportunities Fund
Class A: VVOAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class A)	$105	1.01%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class A shares of the Fund, excluding sales charge, returned 8.58%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class A) —including sales charge	2.62%	21.03%	9.38%
Invesco Value Opportunities Fund (Class A) —excluding sales charge	8.58%	22.40%	10.00%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-A
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class C: VVOCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class C)	$183	1.76%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class C shares of the Fund, excluding sales charge, returned 7.75%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class C) —including sales charge	6.81%	21.52%	9.39%
Invesco Value Opportunities Fund (Class C) —excluding sales charge	7.75%	21.52%	9.39%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-C
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class R: VVORX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R)	$131	1.26%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class R shares of the Fund, returned 8.33%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R)	8.33%	22.09%	9.74%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-R
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class Y: VVOIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class Y)	$79	0.76%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class Y shares of the Fund, returned 8.83%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class Y)	8.83%	22.72%	10.28%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-Y
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class R5: VVONX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R5)	$76	0.73%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class R5 shares of the Fund, returned 8.88%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R5)	8.88%	22.80%	10.41%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-R5
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class R6: VVOSX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R6)	$69	0.66%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, US equities benefited from investment themes levered to artificial intelligence (AI) technology, a strong economy and job market, and anticipation of lower interest rates. However, beginning in 2025, market volatility exponentially increased with the uncertainty about the long-term value of significant AI-related investments and the imposition of broad US tariffs on numerous countries — most notably China — raising concerns about a potential trade war.
• During the fiscal year ended April 30, 2025, Class R6 shares of the Fund, returned 8.96%. For the same period the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
Lumentum Holdings, Inc. | The communications equipment maker reported solid financial results over the fiscal year, including strong growth in orders for advanced technology products used in data center applications.
AppLovin Corp. | The company is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. AppLovin reported a double-digit increase in revenues, along with better-than-expected earnings. The company also announced its entry into the e-commerce market in anticipation of another avenue for growth.
Leonardo S.p.A. | This Italian aerospace and defense firm reported strong results during the Fund's fiscal year with double-digit increases in revenues and new orders. More broadly, Leonardo’s share price also benefited from an outlook for higher defense spending by European nations. We exited our position in Leonardo during the fiscal year based on valuation and to fund other opportunities with better upside potential.
What detracted from performance?
Avantor, Inc. | The company is a global provider of essential products and services for the life sciences, advanced technologies and applied materials industries to support scientific research and innovation. Avantor’s shares declined as most of its end markets remained soft, whereas the market was expecting improved revenue trends. We added to the position during the fiscal year because our estimate of intrinsic value has not changed despite the stock price weakness.
New Fortress Energy, Inc. | Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
Onto Innovation, Inc. | The company is a semiconductor capital equipment manufacturer that provides process control solutions for microelectronics manufacturing, including defect inspection, metrology systems and software to enhance yield and reduce costs. The company has benefited from the AI boom, but its share price declined amid the broader AI-related selloff in early 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R6)	8.96%	22.86%	10.36%
Russell Midcap® Value Index	5.24%	13.24%	7.47%
S&P 500® Index	12.10%	15.61%	12.32%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$4,495,511,187
Total number of portfolio holdings	78
Total advisory fees paid	$25,360,216
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.32%
Fidelity National Information Services, Inc.	3.26%
Centene Corp.	3.02%
AppLovin Corp., Class A	2.52%
Globe Life, Inc.	2.47%
Newmont Corp.	2.16%
Electronic Arts, Inc.	2.15%
KBR, Inc.	2.09%
Molina Healthcare, Inc.	2.08%
Hologic, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-R6
Invesco Value Opportunities Fund

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. The Code was revised to include PEOs and PFOs of certain Invesco exchange traded funds, previously covered by a separate code of ethics. There were no waivers for the fiscal year ended April 30, 2025.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024

Audit Fees	$ 299,525	$ 282,237
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 207,211	$ 207,885
All Other Fees	$ 0	$ 0
Total Fees	$ 506,736	$ 490,122
(1)

Tax Fees for the fiscal years ended 2025 and 2024 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,177,000	$ 1,121,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,177,000	$ 1,121,000

(1) Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,410,000 for the fiscal year ended April 30, 2025 and $6,572,000 for the fiscal year ended April 30, 2024. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,794,211 for the fiscal year ended April 30, 2025 and $7,900,885 for the fiscal year ended April 30, 2024.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

11	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
April 30, 2025
Invesco Comstock Fund
Nasdaq:
A: ACSTX ■ C: ACSYX ■ R: ACSRX ■ Y: ACSDX ■ R5: ACSHX ■ R6: ICSFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Tax Information
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025

Shares		Value
Common Stocks & Other Equity Interests–96.49%
Aerospace & Defense–1.33%
General Electric Co.	187,817	$37,852,638
Textron, Inc.	1,649,932	116,105,715
		153,958,353
Air Freight & Logistics–1.58%
FedEx Corp.	866,743	182,302,055
Asset Management & Custody Banks–1.93%
State Street Corp.	2,529,536	222,852,122
Brewers–1.04%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,817,622	119,797,563
Broadline Retail–1.31%
eBay, Inc.	2,215,033	150,976,649
Building Products–1.77%
Johnson Controls International PLC	2,429,712	203,852,837
Cable & Satellite–2.04%
Charter Communications, Inc., Class A(b)(c)	332,565	130,318,922
Comcast Corp., Class A	3,091,265	105,721,263
		236,040,185
Casinos & Gaming–0.95%
Las Vegas Sands Corp.(c)	2,984,073	109,425,957
Communications Equipment–3.21%
Cisco Systems, Inc.	4,821,686	278,355,933
F5, Inc.(b)	349,104	92,421,793
		370,777,726
Construction Machinery & Heavy Transportation Equipment– 2.59%
Caterpillar, Inc.	417,212	129,031,155
Wabtec Corp.	917,120	169,428,749
		298,459,904
Consumer Finance–0.37%
Capital One Financial Corp.	237,557	42,822,025
Diversified Banks–9.01%
Bank of America Corp.	8,796,817	350,817,062
Citigroup, Inc.	2,617,867	179,009,745
Fifth Third Bancorp	4,117,694	147,989,922
Wells Fargo & Co.	5,100,556	362,190,482
		1,040,007,211
Electric Utilities–0.38%
Evergy, Inc.	633,310	43,761,721
Electrical Components & Equipment–2.92%
Eaton Corp. PLC	597,856	175,990,871
Emerson Electric Co.	1,531,998	161,028,310
		337,019,181
Fertilizers & Agricultural Chemicals–2.28%
CF Industries Holdings, Inc.	1,491,627	116,898,808
Shares		Value
Fertilizers & Agricultural Chemicals–(continued)
Corteva, Inc.	2,364,587	$146,580,748
		263,479,556
Food Distributors–1.82%
Sysco Corp.	2,946,830	210,403,662
Footwear–0.72%
NIKE, Inc., Class B	1,475,470	83,216,508
Health Care Distributors–0.73%
Henry Schein, Inc.(b)(c)	1,295,452	84,165,516
Health Care Equipment–3.25%
Baxter International, Inc.	1,645,794	51,299,399
Becton, Dickinson and Co.	634,535	131,405,853
GE HealthCare Technologies, Inc.	1,082,848	76,156,700
Medtronic PLC	1,367,978	115,949,815
		374,811,767
Health Care Services–2.39%
CVS Health Corp.	4,139,071	276,117,426
Household Products–3.33%
Kimberly-Clark Corp.	1,429,201	188,340,108
Reckitt Benckiser Group PLC (United Kingdom)	3,031,992	195,704,574
		384,044,682
Integrated Oil & Gas–3.89%
Chevron Corp.	1,320,483	179,664,917
Exxon Mobil Corp.	1,000,436	105,676,055
Suncor Energy, Inc. (Canada)	4,650,711	164,123,591
		449,464,563
Interactive Media & Services–3.95%
Alphabet, Inc., Class A	1,426,531	226,533,123
Meta Platforms, Inc., Class A	418,453	229,730,697
		456,263,820
Investment Banking & Brokerage–0.43%
Goldman Sachs Group, Inc. (The)	90,251	49,416,935
IT Consulting & Other Services–2.26%
Cognizant Technology Solutions Corp., Class A	2,527,920	185,979,074
DXC Technology Co.(b)	4,807,122	74,606,534
		260,585,608
Life & Health Insurance–1.01%
MetLife, Inc.	1,541,355	116,171,926
Life Sciences Tools & Services–1.03%
ICON PLC(b)	390,715	59,169,880
IQVIA Holdings, Inc.(b)(c)	382,305	59,284,036
		118,453,916
Managed Health Care–3.19%
Elevance Health, Inc.	500,523	210,509,963
Humana, Inc.	262,410	68,814,399
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Comstock Fund

Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	216,898	$89,240,513
		368,564,875
Movies & Entertainment–1.99%
Universal Music Group N.V. (Netherlands)	2,332,724	68,594,869
Walt Disney Co. (The)	1,152,192	104,791,863
Warner Bros. Discovery, Inc.(b)	6,565,184	56,920,145
		230,306,877
Multi-line Insurance–1.45%
American International Group, Inc.	2,053,988	167,441,102
Multi-Utilities–2.96%
Dominion Energy, Inc.	2,701,985	146,933,944
Sempra	2,616,651	194,338,670
		341,272,614
Oil & Gas Equipment & Services–0.53%
Tenaris S.A.	3,679,087	61,348,546
Oil & Gas Exploration & Production–2.40%
ConocoPhillips	1,580,252	140,832,058
EQT Corp.	1,226,245	60,625,553
Hess Corp.	587,548	75,823,069
		277,280,680
Oil & Gas Storage & Transportation–0.10%
Cheniere Energy, Inc.	48,670	11,248,124
Paper & Plastic Packaging Products & Materials–0.80%
International Paper Co.	2,029,605	92,712,356
Pharmaceuticals–6.88%
AstraZeneca PLC (United Kingdom)	1,233,264	176,685,788
Bristol-Myers Squibb Co.	1,581,839	79,408,318
Johnson & Johnson	1,106,933	173,024,697
Merck & Co., Inc.	1,728,601	147,276,805
Sanofi S.A., ADR	3,959,586	217,579,251
		793,974,859
Property & Casualty Insurance–0.77%
Allstate Corp. (The)	447,078	88,695,804
Regional Banks–4.19%
Citizens Financial Group, Inc.	4,529,949	167,109,819
Huntington Bancshares, Inc.	12,624,338	183,431,631
M&T Bank Corp.	781,561	132,677,795
		483,219,245
Restaurants–3.25%
Domino’s Pizza, Inc.(c)	244,899	120,091,123
Restaurant Brands International, Inc. (Canada)	2,025,520	130,514,248
Shares		Value
Restaurants–(continued)
Starbucks Corp.(c)	1,561,187	$124,973,019
		375,578,390
Semiconductors–3.22%
Intel Corp.	3,998,974	80,379,377
NXP Semiconductors N.V. (Netherlands)	1,081,747	199,376,790
QUALCOMM, Inc.	617,646	91,695,725
		371,451,892
Soft Drinks & Non-alcoholic Beverages–1.91%
Coca-Cola Co. (The)	607,962	44,107,643
Keurig Dr Pepper, Inc.	5,106,218	176,624,081
		220,731,724
Systems Software–2.48%
Microsoft Corp.	725,599	286,800,261
Telecom Tower REITs–0.84%
SBA Communications Corp., Class A	399,382	97,209,579
Tobacco–2.01%
Philip Morris International, Inc.	1,352,920	231,836,371
Total Common Stocks & Other Equity Interests (Cost $7,935,991,156)		11,138,322,673
Money Market Funds–3.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	136,938,919	136,938,919
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	253,950,983	253,950,983
Total Money Market Funds (Cost $390,889,902)		390,889,902
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $8,326,881,058)		11,529,212,575
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.36%
Invesco Private Government Fund, 4.32%(d)(e)(f)	11,554,815	11,554,815
Invesco Private Prime Fund, 4.46%(d)(e)(f)	30,127,575	30,133,600
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,691,105)		41,688,415
TOTAL INVESTMENTS IN SECURITIES–100.24% (Cost $8,368,572,163)		11,570,900,990
OTHER ASSETS LESS LIABILITIES—(0.24)%		(27,521,853)
NET ASSETS–100.00%		$11,543,379,137
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$180,012,256	$620,179,165	$(663,252,502)	$-	$-	$136,938,919	$7,679,986
Invesco Liquid Assets Portfolio, Institutional Class	128,215,751	79,934,192	(208,150,222)	(1,724)	2,003	-	1,526,316
Invesco Treasury Portfolio, Institutional Class	205,728,292	1,184,047,326	(1,135,824,635)	-	-	253,950,983	12,685,356
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,428,191	1,103,542,136	(1,128,415,512)	-	-	11,554,815	2,492,632*
Invesco Private Prime Fund	87,973,584	2,552,051,570	(2,609,861,052)	2,184	(32,686)	30,133,600	6,845,714*
Total	$638,358,074	$5,539,754,389	$(5,745,503,923)	$460	$(30,683)	$432,578,317	$31,230,004

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/09/2025	Canadian Imperial Bank of Commerce	USD	13,463,581	EUR	12,309,024	$484,079
05/09/2025	Deutsche Bank AG	USD	11,945,646	CAD	16,943,217	349,432
05/09/2025	Deutsche Bank AG	USD	6,350,381	EUR	5,676,407	81,696
05/09/2025	Deutsche Bank AG	USD	10,754,171	GBP	8,302,416	310,390
05/09/2025	Goldman Sachs International	EUR	10,310,284	USD	11,749,123	66,285
05/09/2025	Goldman Sachs International	GBP	2,882,335	USD	3,845,839	4,575
05/09/2025	Goldman Sachs International	USD	17,794,429	CAD	25,243,419	523,805
05/09/2025	Goldman Sachs International	USD	20,085,310	GBP	15,787,992	955,217
Subtotal—Appreciation						2,775,479
Currency Risk
05/09/2025	Deutsche Bank AG	CAD	217,658,966	USD	153,400,366	(4,546,855)
05/09/2025	Deutsche Bank AG	EUR	209,077,565	USD	229,297,372	(7,613,591)
05/09/2025	Deutsche Bank AG	GBP	145,916,841	USD	188,064,088	(6,398,081)
05/09/2025	Goldman Sachs International	GBP	11,265,173	USD	14,643,087	(369,915)
05/09/2025	Royal Bank of Canada	CAD	28,006,163	USD	20,144,526	(178,532)
05/09/2025	Royal Bank of Canada	GBP	4,476,682	USD	5,937,620	(28,417)
05/09/2025	Royal Bank of Canada	USD	3,877,576	GBP	2,906,186	(4,526)
Subtotal—Depreciation						(19,139,917)
Total Forward Foreign Currency Contracts						$(16,364,438)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Comstock Fund

Statement of Assets and Liabilities
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $7,935,991,156)*	$11,138,322,673
Investments in affiliated money market funds, at value (Cost $432,581,007)	432,578,317
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,775,479
Foreign currencies, at value (Cost $414)	440
Receivable for:
Investments sold	22,881,277
Fund shares sold	6,983,581
Dividends	12,599,845
Investment for trustee deferred compensation and retirement plans	810,493
Other assets	175,097
Total assets	11,617,127,202
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	19,139,917
Payable for:
Fund shares reacquired	7,012,717
Collateral upon return of securities loaned	41,691,105
Accrued fees to affiliates	4,676,627
Accrued trustees’ and officers’ fees and benefits	7,476
Accrued other operating expenses	347,766
Trustee deferred compensation and retirement plans	872,457
Total liabilities	73,748,065
Net assets applicable to shares outstanding	$11,543,379,137
Net assets consist of:
Shares of beneficial interest	$7,944,545,588
Distributable earnings	3,598,833,549
$11,543,379,137
Net Assets:
Class A	$6,456,380,356
Class C	$93,033,784
Class R	$140,603,047
Class Y	$2,535,398,383
Class R5	$385,031,146
Class R6	$1,932,932,421
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	230,686,293
Class C	3,320,807
Class R	5,021,884
Class Y	90,613,780
Class R5	13,778,249
Class R6	69,211,230
Class A:
Net asset value per share	$27.99
Maximum offering price per share (Net asset value of $27.99 ÷ 94.50%)	$29.62
Class C:
Net asset value and offering price per share	$28.02
Class R:
Net asset value and offering price per share	$28.00
Class Y:
Net asset value and offering price per share	$27.98
Class R5:
Net asset value and offering price per share	$27.94
Class R6:
Net asset value and offering price per share	$27.93

*	At April 30, 2025, securities with an aggregate value of $41,334,044 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Comstock Fund

Statement of Operations
For the year ended April 30, 2025
Investment income:
Interest	$145,070
Dividends (net of foreign withholding taxes of $3,102,549)	265,836,413
Dividends from affiliated money market funds (includes net securities lending income of $409,239)	22,300,897
Foreign withholding tax claims	1,064,814
Total investment income	289,347,194
Expenses:
Advisory fees	44,476,396
Administrative services fees	1,717,072
Custodian fees	163,833
Distribution fees:
Class A	16,873,502
Class C	967,785
Class R	729,039
Transfer agent fees — A, C, R and Y	13,286,629
Transfer agent fees — R5	416,386
Transfer agent fees — R6	581,484
Trustees’ and officers’ fees and benefits	125,918
Registration and filing fees	289,759
Reports to shareholders	524,581
Professional services fees	177,357
Other	162,935
Total expenses	80,492,676
Less: Fees waived and/or expense offset arrangement(s)	(561,544)
Net expenses	79,931,132
Net investment income	209,416,062
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	975,899,366
Affiliated investment securities	(30,683)
Foreign currencies	253,962
Forward foreign currency contracts	(5,863,908)
970,258,737
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(388,018,159)
Affiliated investment securities	460
Foreign currencies	169,065
Forward foreign currency contracts	(15,075,450)
(402,924,084)
Net realized and unrealized gain	567,334,653
Net increase in net assets resulting from operations	$776,750,715
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Comstock Fund

Statement of Changes in Net Assets
For the years ended April 30, 2025 and 2024
	2025	2024
Operations:
Net investment income	$209,416,062	$191,869,617
Net realized gain	970,258,737	858,968,590
Change in net unrealized appreciation (depreciation)	(402,924,084)	610,129,032
Net increase in net assets resulting from operations	776,750,715	1,660,967,239
Distributions to shareholders from distributable earnings:
Class A	(636,789,377)	(501,274,753)
Class C	(8,580,379)	(7,051,805)
Class R	(13,496,605)	(10,314,743)
Class Y	(241,617,288)	(161,698,544)
Class R5	(40,423,990)	(32,180,601)
Class R6	(189,819,692)	(140,513,004)
Total distributions from distributable earnings	(1,130,727,331)	(853,033,450)
Share transactions–net:
Class A	168,637,086	(26,631,236)
Class C	(2,638,560)	(7,991,448)
Class R	6,433,725	(5,252,982)
Class Y	397,385,583	328,395,376
Class R5	(14,392,750)	(11,265,938)
Class R6	202,321,622	99,406,262
Net increase in net assets resulting from share transactions	757,746,706	376,660,034
Net increase in net assets	403,770,090	1,184,593,823
Net assets:
Beginning of year	11,139,609,047	9,955,015,224
End of year	$11,543,379,137	$11,139,609,047
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Comstock Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/25	$28.81	$0.50	$1.59	$2.09	$(0.51)	$(2.40)	$(2.91)	$27.99	6.79%	$6,456,380	0.79%	0.79%	1.65%	26%
Year ended 04/30/24	26.71	0.48	3.92	4.40	(0.47)	(1.83)	(2.30)	28.81	17.20	6,478,639	0.81	0.81	1.75	18
Year ended 04/30/23	29.17	0.50	0.50	1.00	(0.52)	(2.94)	(3.46)	26.71	3.54	6,023,409	0.81	0.81	1.79	21
Year ended 04/30/22	29.09	0.46	2.19	2.65	(0.42)	(2.15)	(2.57)	29.17	9.29	6,077,682	0.80	0.80	1.52	20
Year ended 04/30/21	18.95	0.40	10.24	10.64	(0.50)	—	(0.50)	29.09	56.89	5,900,704	0.82	0.82	1.74	19
Class C
Year ended 04/30/25	28.82	0.28	1.60	1.88	(0.28)	(2.40)	(2.68)	28.02	6.05 (d)	93,034	1.51 (d)	1.51 (d)	0.93 (d)	26
Year ended 04/30/24	26.74	0.28	3.91	4.19	(0.28)	(1.83)	(2.11)	28.82	16.30	98,087	1.56	1.56	1.00	18
Year ended 04/30/23	29.18	0.29	0.51	0.80	(0.30)	(2.94)	(3.24)	26.74	2.78	98,735	1.56	1.56	1.04	21
Year ended 04/30/22	29.10	0.23	2.19	2.42	(0.19)	(2.15)	(2.34)	29.18	8.46	93,877	1.55	1.55	0.77	20
Year ended 04/30/21	18.95	0.23	10.25	10.48	(0.33)	—	(0.33)	29.10	55.82 (d)	91,597	1.56 (d)	1.56 (d)	1.00 (d)	19
Class R
Year ended 04/30/25	28.82	0.42	1.59	2.01	(0.43)	(2.40)	(2.83)	28.00	6.51	140,603	1.04	1.04	1.40	26
Year ended 04/30/24	26.72	0.41	3.92	4.33	(0.40)	(1.83)	(2.23)	28.82	16.91	138,767	1.06	1.06	1.50	18
Year ended 04/30/23	29.17	0.43	0.51	0.94	(0.45)	(2.94)	(3.39)	26.72	3.30	133,624	1.06	1.06	1.54	21
Year ended 04/30/22	29.09	0.39	2.18	2.57	(0.34)	(2.15)	(2.49)	29.17	9.01	133,669	1.05	1.05	1.27	20
Year ended 04/30/21	18.95	0.34	10.24	10.58	(0.44)	—	(0.44)	29.09	56.50	139,451	1.07	1.07	1.49	19
Class Y
Year ended 04/30/25	28.80	0.57	1.60	2.17	(0.59)	(2.40)	(2.99)	27.98	7.06	2,535,398	0.54	0.54	1.90	26
Year ended 04/30/24	26.71	0.55	3.91	4.46	(0.54)	(1.83)	(2.37)	28.80	17.46	2,223,286	0.56	0.56	2.00	18
Year ended 04/30/23	29.17	0.57	0.50	1.07	(0.59)	(2.94)	(3.53)	26.71	3.81	1,744,439	0.56	0.56	2.04	21
Year ended 04/30/22	29.09	0.54	2.19	2.73	(0.50)	(2.15)	(2.65)	29.17	9.57	1,589,325	0.55	0.55	1.77	20
Year ended 04/30/21	18.95	0.45	10.25	10.70	(0.56)	—	(0.56)	29.09	57.28	1,511,312	0.57	0.57	1.99	19
Class R5
Year ended 04/30/25	28.77	0.58	1.59	2.17	(0.60)	(2.40)	(3.00)	27.94	7.07	385,031	0.50	0.50	1.94	26
Year ended 04/30/24	26.68	0.56	3.91	4.47	(0.55)	(1.83)	(2.38)	28.77	17.52	409,991	0.52	0.52	2.04	18
Year ended 04/30/23	29.14	0.58	0.50	1.08	(0.60)	(2.94)	(3.54)	26.68	3.88	390,922	0.51	0.51	2.09	21
Year ended 04/30/22	29.06	0.55	2.19	2.74	(0.51)	(2.15)	(2.66)	29.14	9.63	408,406	0.50	0.50	1.82	20
Year ended 04/30/21	18.93	0.47	10.23	10.70	(0.57)	—	(0.57)	29.06	57.39	529,916	0.50	0.50	2.06	19
Class R6
Year ended 04/30/25	28.75	0.60	1.60	2.20	(0.62)	(2.40)	(3.02)	27.93	7.19	1,932,932	0.43	0.43	2.01	26
Year ended 04/30/24	26.66	0.58	3.91	4.49	(0.57)	(1.83)	(2.40)	28.75	17.61	1,790,839	0.45	0.45	2.11	18
Year ended 04/30/23	29.13	0.60	0.49	1.09	(0.62)	(2.94)	(3.56)	26.66	3.91	1,563,887	0.44	0.44	2.16	21
Year ended 04/30/22	29.05	0.57	2.19	2.76	(0.53)	(2.15)	(2.68)	29.13	9.72	1,438,415	0.43	0.43	1.89	20
Year ended 04/30/21	18.92	0.48	10.24	10.72	(0.59)	—	(0.59)	29.05	57.56	1,538,111	0.42	0.42	2.14	19

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97% and 0.99% for the years ended April 30, 2025 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Comstock Fund

Notes to Financial Statements
April 30, 2025
NOTE 1—Significant Accounting Policies
Invesco Comstock Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Comstock Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess
10
Invesco Comstock Fund

potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2025, the Fund paid the Adviser $30,461 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
11
Invesco Comstock Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.500%
Next $1 billion	0.450%
Next $1 billion	0.400%
Over $3 billion	0.350%
For the year ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.38%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2025, the Adviser waived advisory fees of $483,137.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2025, IDI advised the Fund that IDI retained $754,009 in front-end sales commissions from the sale of Class A shares and $30,806 and $4,524 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2025, the Fund incurred $157,268 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
12
Invesco Comstock Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,516,191,333	$622,131,340	$—	$11,138,322,673
Money Market Funds	390,889,902	41,688,415	—	432,578,317
Total Investments in Securities	10,907,081,235	663,819,755	—	11,570,900,990
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,775,479	—	2,775,479
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(19,139,917)	—	(19,139,917)
Total Other Investments	—	(16,364,438)	—	(16,364,438)
Total Investments	$10,907,081,235	$647,455,317	$—	$11,554,536,552

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$2,775,479
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$2,775,479
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(19,139,917)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(19,139,917)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Canadian Imperial Bank of Commerce	$484,079	$−	$484,079	$—	$—	$484,079
Deutsche Bank AG	741,518	(18,558,527)	(17,817,009)	—	—	(17,817,009)
Goldman Sachs International	1,549,882	(369,915)	1,179,967	—	—	1,179,967
Royal Bank of Canada	−	(211,475)	(211,475)	—	—	(211,475)
Total	$2,775,479	$(19,139,917)	$(16,364,438)	$—	$—	$(16,364,438)
13
Invesco Comstock Fund

Effect of Derivative Investments for the year ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(5,863,908)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(15,075,450)
Total	$(20,939,358)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$495,515,569

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $78,407.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
Ordinary income*	$285,718,085	$237,960,927
Long-term capital gain	845,009,246	615,072,523
Total distributions	$1,130,727,331	$853,033,450

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$54,339,973
Undistributed long-term capital gain	407,914,499
Net unrealized appreciation — investments	3,136,993,047
Net unrealized appreciation — foreign currencies	142,085
Temporary book/tax differences	(556,055)
Shares of beneficial interest	7,944,545,588
Total net assets	$11,543,379,137
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and derivative instruments.
14
Invesco Comstock Fund

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of April 30, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2025 was $2,959,064,472 and $3,039,726,639, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,496,511,530
Aggregate unrealized (depreciation) of investments	(359,518,483)
Net unrealized appreciation of investments	$3,136,993,047
Cost of investments for tax purposes is $8,417,543,505.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on April 30, 2025, undistributed net investment income was increased by $253,961, undistributed net realized gain was decreased by $37,595,961 and shares of beneficial interest was increased by $37,342,000. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended April 30, 2025(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	14,549,405	$433,442,679	13,033,988	$359,002,012
Class C	625,390	18,501,014	584,469	16,152,114
Class R	1,261,585	37,955,190	987,319	27,197,661
Class Y	25,581,587	759,155,434	25,999,838	719,905,490
Class R5	1,604,117	47,951,407	1,807,726	50,112,629
Class R6	14,784,698	438,729,771	16,338,716	451,109,353
Issued as reinvestment of dividends:
Class A	19,654,599	582,527,040	17,792,473	478,726,024
Class C	274,501	8,147,960	253,440	6,817,672
Class R	454,894	13,493,404	383,132	10,312,192
Class Y	7,116,513	210,865,291	5,248,828	141,256,921
Class R5	1,365,248	40,403,705	1,192,097	32,057,041
Class R6	6,239,007	184,510,999	5,120,356	137,608,632
Automatic conversion of Class C shares to Class A shares:
Class A	484,852	14,506,553	317,202	8,713,290
Class C	(484,574)	(14,506,553)	(316,916)	(8,713,290)
Reacquired:
Class A	(28,894,158)	(861,839,186)	(31,733,306)	(873,072,562)
Class C	(497,414)	(14,780,981)	(810,133)	(22,247,944)
Class R	(1,509,630)	(45,014,869)	(1,555,431)	(42,762,835)
Class Y	(19,275,312)	(572,635,142)	(19,371,412)	(532,767,035)
Class R5	(3,442,840)	(102,747,862)	(3,401,326)	(93,435,608)
Class R6	(14,097,548)	(420,919,148)	(17,824,401)	(489,311,723)
Net increase in share activity	25,794,920	$757,746,706	14,046,659	$376,660,034

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Comstock Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Comstock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Comstock Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
16
Invesco Comstock Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$882,351,246
Qualified Dividend Income*	89.12%
Corporate Dividends Received Deduction*	77.24%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	5.30%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$73,547,901
17
Invesco Comstock Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
18
Invesco Comstock Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
VK-COM-NCSR

Annual Financial Statements and Other Information
April 30, 2025
Invesco Comstock Select Fund
Nasdaq:
A: CGRWX ■ C: CGRCX ■ R: CGRNX ■ Y: CGRYX ■ R5: IOVVX ■ R6: OGRIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025

Shares		Value
Common Stocks & Other Equity Interests–96.34%
Aerospace & Defense–3.64%
Textron, Inc.	369,854	$26,026,626
Air Freight & Logistics–3.11%
FedEx Corp.	105,615	22,214,003
Asset Management & Custody Banks–3.88%
State Street Corp.	314,744	27,728,946
Cable & Satellite–3.93%
Charter Communications, Inc., Class A(b)(c)	71,588	28,052,474
Casinos & Gaming–3.06%
Las Vegas Sands Corp.	597,294	21,902,771
Communications Equipment–3.15%
Cisco Systems, Inc.	389,669	22,495,591
Construction Machinery & Heavy Transportation Equipment– 3.63%
Wabtec Corp.	140,291	25,917,359
Diversified Banks–12.46%
Bank of America Corp.	998,809	39,832,503
Citigroup, Inc.	297,138	20,318,297
Wells Fargo & Co.	407,340	28,925,213
		89,076,013
Food Distributors–3.61%
Sysco Corp.	361,516	25,812,242
Health Care Equipment–4.03%
Becton, Dickinson and Co.	138,919	28,768,736
Health Care Services–5.67%
CVS Health Corp.	607,875	40,551,341
Household Products–5.59%
Kimberly-Clark Corp.	132,388	17,446,091
Reckitt Benckiser Group PLC (United Kingdom)	348,321	22,482,913
		39,929,004
Integrated Oil & Gas–5.34%
Chevron Corp.	153,542	20,890,925
Suncor Energy, Inc. (Canada)	488,646	17,244,317
		38,135,242
Interactive Media & Services–3.56%
Alphabet, Inc., Class A	69,915	11,102,502
Meta Platforms, Inc., Class A	26,135	14,348,115
		25,450,617
IT Consulting & Other Services–1.22%
DXC Technology Co.(b)	563,592	8,746,948
Shares		Value
Managed Health Care–3.86%
Elevance Health, Inc.	65,669	$27,619,068
Movies & Entertainment–3.00%
Walt Disney Co. (The)	235,943	21,459,016
Multi-Utilities–2.14%
Dominion Energy, Inc.	281,664	15,316,888
Oil & Gas Exploration & Production–2.24%
ConocoPhillips	179,375	15,985,900
Pharmaceuticals–6.27%
Johnson & Johnson	194,316	30,373,534
Merck & Co., Inc.	169,297	14,424,104
		44,797,638
Regional Banks–4.61%
Huntington Bancshares, Inc.	2,269,865	32,981,139
Semiconductors–5.17%
Intel Corp.	751,622	15,107,602
NXP Semiconductors N.V. (Netherlands)	118,516	21,843,684
		36,951,286
Systems Software–3.17%
Microsoft Corp.	57,352	22,668,952
Total Common Stocks & Other Equity Interests (Cost $655,681,602)		688,587,800
Money Market Funds–3.43%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	8,579,500	8,579,500
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	15,950,519	15,950,519
Total Money Market Funds (Cost $24,530,019)		24,530,019
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $680,211,621)		713,117,819
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.91%
Invesco Private Government Fund, 4.32%(d)(e)(f)	7,824,996	7,824,996
Invesco Private Prime Fund, 4.46%(d)(e)(f)	20,100,124	20,104,144
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,929,264)		27,929,140
TOTAL INVESTMENTS IN SECURITIES–103.68% (Cost $708,140,885)		741,046,959
OTHER ASSETS LESS LIABILITIES—(3.68)%		(26,333,639)
NET ASSETS–100.00%		$714,713,320
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,518,130	$47,830,697	$(43,769,327)	$-	$-	$8,579,500	$221,050
Invesco Liquid Assets Portfolio, Institutional Class	3,244,354	10,926,084	(14,170,481)	(1,670)	1,713	-	44,311
Invesco Treasury Portfolio, Institutional Class	5,163,577	83,657,513	(72,870,571)	-	-	15,950,519	366,153
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,579,145	237,852,091	(232,606,240)	-	-	7,824,996	264,637*
Invesco Private Prime Fund	6,565,464	507,876,014	(494,337,087)	108	(355)	20,104,144	700,476*
Total	$22,070,670	$888,142,399	$(857,753,706)	$(1,562)	$1,358	$52,459,159	$1,596,627

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Comstock Select Fund

Statement of Assets and Liabilities
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $655,681,602)*	$688,587,800
Investments in affiliated money market funds, at value (Cost $52,459,283)	52,459,159
Cash	1,000,000
Foreign currencies, at value (Cost $181)	186
Receivable for:
Fund shares sold	170,562
Dividends	996,809
Foreign withholding tax claims	187,650
Investment for trustee deferred compensation and retirement plans	114,585
Other assets	39,718
Total assets	743,556,469
Liabilities:
Payable for:
Fund shares reacquired	381,791
Collateral upon return of securities loaned	27,929,264
Accrued fees to affiliates	315,852
Accrued trustees’ and officers’ fees and benefits	48,180
Accrued other operating expenses	53,477
Trustee deferred compensation and retirement plans	114,585
Total liabilities	28,843,149
Net assets applicable to shares outstanding	$714,713,320
Net assets consist of:
Shares of beneficial interest	$644,421,846
Distributable earnings	70,291,474
$714,713,320
Net Assets:
Class A	$551,224,005
Class C	$23,912,342
Class R	$44,389,695
Class Y	$61,874,822
Class R5	$9,440
Class R6	$33,303,016
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,242,476
Class C	873,090
Class R	1,531,334
Class Y	1,958,158
Class R5	313
Class R6	1,058,366
Class A:
Net asset value per share	$30.22
Maximum offering price per share (Net asset value of $30.22 ÷ 94.50%)	$31.98
Class C:
Net asset value and offering price per share	$27.39
Class R:
Net asset value and offering price per share	$28.99
Class Y:
Net asset value and offering price per share	$31.60
Class R5:
Net asset value and offering price per share	$30.16
Class R6:
Net asset value and offering price per share	$31.47

*	At April 30, 2025, security with a value of $27,771,902 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Comstock Select Fund

Statement of Operations
For the year ended April 30, 2025
Investment income:
Dividends (net of foreign withholding taxes of $436,578)	$18,949,024
Dividends from affiliated money market funds (includes net securities lending income of $45,107)	676,621
Foreign withholding tax claims	187,650
Total investment income	19,813,295
Expenses:
Advisory fees	3,991,895
Administrative services fees	112,053
Custodian fees	5,583
Distribution fees:
Class A	1,428,687
Class C	275,795
Class R	238,755
Transfer agent fees — A, C, R and Y	957,562
Transfer agent fees — R5	3
Transfer agent fees — R6	10,937
Trustees’ and officers’ fees and benefits	25,426
Registration and filing fees	96,984
Reports to shareholders	56,008
Professional services fees	87,389
Other	27,060
Total expenses	7,314,137
Less: Fees waived and/or expense offset arrangement(s)	(54,420)
Net expenses	7,259,717
Net investment income	12,553,578
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	130,218,911
Affiliated investment securities	1,358
Foreign currencies	1,960
130,222,229
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(110,377,873)
Affiliated investment securities	(1,562)
Foreign currencies	15,800
(110,363,635)
Net realized and unrealized gain	19,858,594
Net increase in net assets resulting from operations	$32,412,172
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Comstock Select Fund

Statement of Changes in Net Assets
For the years ended April 30, 2025 and 2024
	2025	2024
Operations:
Net investment income	$12,553,578	$12,860,592
Net realized gain	130,222,229	24,995,662
Change in net unrealized appreciation (depreciation)	(110,363,635)	53,919,505
Net increase in net assets resulting from operations	32,412,172	91,775,759
Distributions to shareholders from distributable earnings:
Class A	(87,893,521)	(28,539,326)
Class C	(4,117,944)	(1,339,814)
Class R	(7,176,971)	(2,182,952)
Class Y	(11,154,394)	(4,471,286)
Class R5	(1,693)	(560)
Class R6	(5,190,260)	(1,529,873)
Total distributions from distributable earnings	(115,534,783)	(38,063,811)
Share transactions–net:
Class A	27,607,168	(1,022,744)
Class C	(1,367,422)	(4,230,255)
Class R	3,272,160	978,169
Class Y	(18,237,559)	13,186,360
Class R6	1,842,867	12,551,654
Net increase in net assets resulting from share transactions	13,117,214	21,463,184
Net increase (decrease) in net assets	(70,005,397)	75,175,132
Net assets:
Beginning of year	784,718,717	709,543,585
End of year	$714,713,320	$784,718,717
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Comstock Select Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/25	$33.93	$0.54	$1.04	$1.58	$(0.59)	$(4.70)	$(5.29)	$30.22	3.80%(d)	$551,224	0.92%(d)	0.93%(d)	1.61%(d)	70%
Year ended 04/30/24	31.62	0.56	3.43	3.99	(0.52)	(1.16)	(1.68)	33.93	13.00 (d)	587,947	0.91 (d)	0.93 (d)	1.75 (d)	104
Year ended 04/30/23	34.11	0.45	2.19	2.64	(0.45)	(4.68)	(5.13)	31.62	8.36 (d)	548,500	1.01 (d)	1.02 (d)	1.37 (d)	57
Year ended 04/30/22	33.66	0.40	1.87	2.27	(0.38)	(1.44)	(1.82)	34.11	6.88 (d)	530,151	0.91 (d)	0.92 (d)	1.15 (d)	54
Year ended 04/30/21	21.50	0.46	12.39	12.85	(0.69)	—	(0.69)	33.66	60.66 (d)	546,503	0.93 (d)	1.04 (d)	1.75 (d)	46
Class C
Year ended 04/30/25	31.15	0.26	0.97	1.23	(0.29)	(4.70)	(4.99)	27.39	3.01	23,912	1.68	1.69	0.85	70
Year ended 04/30/24	29.12	0.29	3.15	3.44	(0.25)	(1.16)	(1.41)	31.15	12.16	28,366	1.67	1.69	0.99	104
Year ended 04/30/23	31.76	0.18	2.04	2.22	(0.18)	(4.68)	(4.86)	29.12	7.51	30,601	1.77	1.78	0.61	57
Year ended 04/30/22	31.44	0.13	1.74	1.87	(0.11)	(1.44)	(1.55)	31.76	6.05	31,095	1.67	1.68	0.39	54
Year ended 04/30/21	20.08	0.24	11.58	11.82	(0.46)	—	(0.46)	31.44	59.49	30,455	1.68	1.80	1.00	46
Class R
Year ended 04/30/25	32.73	0.44	1.00	1.44	(0.48)	(4.70)	(5.18)	28.99	3.50	44,390	1.18	1.19	1.35	70
Year ended 04/30/24	30.54	0.46	3.31	3.77	(0.42)	(1.16)	(1.58)	32.73	12.71	46,540	1.17	1.19	1.49	104
Year ended 04/30/23	33.10	0.35	2.12	2.47	(0.35)	(4.68)	(5.03)	30.54	8.05	42,402	1.27	1.28	1.11	57
Year ended 04/30/22	32.70	0.30	1.82	2.12	(0.28)	(1.44)	(1.72)	33.10	6.62	39,500	1.17	1.18	0.89	54
Year ended 04/30/21	20.89	0.38	12.04	12.42	(0.61)	—	(0.61)	32.70	60.24	39,590	1.18	1.30	1.50	46
Class Y
Year ended 04/30/25	35.28	0.65	1.07	1.72	(0.70)	(4.70)	(5.40)	31.60	4.06	61,875	0.68	0.69	1.85	70
Year ended 04/30/24	32.83	0.67	3.56	4.23	(0.62)	(1.16)	(1.78)	35.28	13.27	86,777	0.67	0.69	1.99	104
Year ended 04/30/23	35.26	0.54	2.26	2.80	(0.55)	(4.68)	(5.23)	32.83	8.58	67,601	0.77	0.78	1.61	57
Year ended 04/30/22	34.75	0.50	1.93	2.43	(0.48)	(1.44)	(1.92)	35.26	7.13	50,894	0.67	0.68	1.39	54
Year ended 04/30/21	22.19	0.54	12.80	13.34	(0.78)	—	(0.78)	34.75	61.10	45,879	0.68	0.80	2.00	46
Class R5
Year ended 04/30/25	33.87	0.65	1.05	1.70	(0.71)	(4.70)	(5.41)	30.16	4.16	9	0.59	0.59	1.94	70
Year ended 04/30/24	31.56	0.67	3.43	4.10	(0.63)	(1.16)	(1.79)	33.87	13.39	11	0.58	0.59	2.08	104
Year ended 04/30/23	34.07	0.56	2.18	2.74	(0.57)	(4.68)	(5.25)	31.56	8.71	10	0.66	0.67	1.72	57
Year ended 04/30/22	33.62	0.52	1.87	2.39	(0.50)	(1.44)	(1.94)	34.07	7.24	11	0.57	0.58	1.49	54
Year ended 04/30/21	21.47	0.55	12.38	12.93	(0.78)	—	(0.78)	33.62	61.27	11	0.57	0.60	2.11	46
Class R6
Year ended 04/30/25	35.16	0.68	1.07	1.75	(0.74)	(4.70)	(5.44)	31.47	4.15	33,303	0.59	0.59	1.94	70
Year ended 04/30/24	32.72	0.70	3.55	4.25	(0.65)	(1.16)	(1.81)	35.16	13.39	35,077	0.58	0.59	2.08	104
Year ended 04/30/23	35.16	0.57	2.25	2.82	(0.58)	(4.68)	(5.26)	32.72	8.70	20,430	0.66	0.67	1.72	57
Year ended 04/30/22	34.65	0.54	1.93	2.47	(0.52)	(1.44)	(1.96)	35.16	7.26	9,729	0.55	0.58	1.51	54
Year ended 04/30/21	22.13	0.51	12.83	13.34	(0.82)	—	(0.82)	34.65	61.33	6,606	0.52	0.58	2.16	46

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended April 30,
2025, 2024, 2023, 2022 and 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Comstock Select Fund

Notes to Financial Statements
April 30, 2025
NOTE 1—Significant Accounting Policies
Invesco Comstock Select Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Comstock Select Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess
9
Invesco Comstock Select Fund

potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2025, the Fund paid the Adviser $4,586 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
10
Invesco Comstock Select Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $300 million	0.625%
Next $100 million	0.500%
Next $4.6 billion	0.450%
Over $5 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.51%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2025, the Adviser waived advisory fees of $13,846.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2025, IDI advised the Fund that IDI retained $55,575 in front-end sales commissions from the sale of Class A shares and $709 and $1,054 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2025, the Fund incurred $12,069 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
11
Invesco Comstock Select Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$666,104,887	$22,482,913	$—	$688,587,800
Money Market Funds	24,530,019	27,929,140	—	52,459,159
Total Investments	$690,634,906	$50,412,053	$—	$741,046,959
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $40,574.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
Ordinary income*	$69,112,612	$22,448,112
Long-term capital gain	46,422,171	15,615,699
Total distributions	$115,534,783	$38,063,811

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$15,347,479
Undistributed long-term capital gain	22,506,978
Net unrealized appreciation — investments	32,575,586
Net unrealized appreciation — foreign currencies	15,796
Temporary book/tax differences	(154,365)
Shares of beneficial interest	644,421,846
Total net assets	$714,713,320
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of April 30, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2025 was $537,498,514 and $639,653,306, respectively. As of April 30, 2025, the aggregate cost of investments,
12
Invesco Comstock Select Fund

including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$74,874,327
Aggregate unrealized (depreciation) of investments	(42,298,741)
Net unrealized appreciation of investments	$32,575,586
Cost of investments for tax purposes is $708,471,373.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on April 30, 2025, undistributed net investment income was increased by $1,960, undistributed net realized gain was decreased by $7,110,965 and shares of beneficial interest was increased by $7,109,005. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended April 30, 2025(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,066,864	$35,878,929	1,973,469	$63,934,589
Class C	125,365	3,850,664	209,931	6,241,060
Class R	195,021	6,324,648	261,430	8,138,918
Class Y	497,195	17,066,186	1,693,027	57,004,372
Class R6	436,023	14,754,028	627,989	21,156,194
Issued as reinvestment of dividends:
Class A	2,594,778	83,907,283	865,161	27,639,392
Class C	139,057	4,074,003	45,400	1,328,726
Class R	230,975	7,166,021	70,707	2,177,932
Class Y	281,880	9,537,679	116,856	3,882,572
Class R6	149,949	5,051,097	44,509	1,475,449
Automatic conversion of Class C shares to Class A shares:
Class A	96,931	3,252,963	106,569	3,481,907
Class C	(106,355)	(3,252,963)	(115,906)	(3,481,907)
Reacquired:
Class A	(2,845,302)	(95,432,007)	(2,964,887)	(96,078,632)
Class C	(195,563)	(6,039,126)	(279,557)	(8,318,134)
Class R	(316,639)	(10,218,509)	(298,524)	(9,338,681)
Class Y	(1,280,357)	(44,841,424)	(1,409,455)	(47,700,584)
Class R6	(525,286)	(17,962,258)	(299,209)	(10,079,989)
Net increase in share activity	544,536	$13,117,214	647,510	$21,463,184

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

13
Invesco Comstock Select Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Comstock Select Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Comstock Select Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Comstock Select Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$53,531,171
Qualified Dividend Income*	34.20%
Corporate Dividends Received Deduction*	28.04%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	1.60%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$55,839,748
15
Invesco Comstock Select Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Comstock Select Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
O-VAL-NCSR

Annual Financial Statements and Other Information
April 30, 2025
Invesco Dividend Income Fund
Nasdaq:
A: IAUTX ■ C: IUTCX ■ R: IRTCX ■ Y: IAUYX ■ Investor: FSTUX ■ R5: FSIUX ■ R6: IFUTX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025

Shares		Value
Common Stocks & Other Equity Interests–95.60%
Aerospace & Defense–2.94%
Airbus SE (France)	188,255	$31,945,085
Northrop Grumman Corp.	142,700	69,423,550
		101,368,635
Agricultural & Farm Machinery–1.16%
Deere & Co.	86,508	40,101,649
Apparel Retail–0.67%
Ross Stores, Inc.	165,208	22,963,912
Application Software–1.01%
Salesforce, Inc.	129,150	34,703,897
Asset Management & Custody Banks–1.19%
BlackRock, Inc.	44,667	40,837,251
Biotechnology–1.07%
AbbVie, Inc.	189,112	36,895,751
Building Products–0.82%
Johnson Controls International PLC	334,813	28,090,811
Cable & Satellite–0.99%
Comcast Corp., Class A	997,882	34,127,564
Communications Equipment–1.96%
Cisco Systems, Inc.	1,169,245	67,500,514
Construction Materials–1.15%
CRH PLC	414,643	39,565,235
Consumer Finance–1.02%
Capital One Financial Corp.	194,205	35,007,393
Consumer Staples Merchandise Retail–2.87%
Walmart, Inc.	1,015,591	98,766,225
Diversified Banks–9.33%
Bank of America Corp.	2,124,148	84,711,022
Fifth Third Bancorp	672,125	24,156,173
JPMorgan Chase & Co.	492,554	120,488,560
PNC Financial Services Group, Inc. (The)	242,760	39,009,104
Wells Fargo & Co.	747,016	53,045,606
		321,410,465
Electric Utilities–3.12%
Entergy Corp.	603,148	50,163,819
PPL Corp.	1,569,986	57,304,489
		107,468,308
Electrical Components & Equipment–2.46%
Eaton Corp. PLC	192,759	56,742,467
Emerson Electric Co.	267,658	28,133,532
		84,875,999
Electronic Manufacturing Services–0.60%
TE Connectivity PLC (Switzerland)	140,836	20,615,574
Shares		Value
Food Distributors–1.16%
Sysco Corp.	558,537	$39,879,542
Health Care Distributors–1.15%
Cencora, Inc.	134,745	39,435,819
Health Care Equipment–1.89%
Medtronic PLC	767,660	65,066,862
Health Care Services–1.09%
CVS Health Corp.	561,552	37,461,134
Home Improvement Retail–2.76%
Lowe’s Cos., Inc.	424,806	94,969,629
Hotels, Resorts & Cruise Lines–1.52%
Marriott International, Inc., Class A	220,037	52,496,427
Household Products–4.66%
Colgate-Palmolive Co.	638,598	58,872,349
Procter & Gamble Co. (The)	625,817	101,739,070
		160,611,419
Industrial Gases–0.54%
Air Products and Chemicals, Inc.	68,113	18,464,753
Industrial Machinery & Supplies & Components–1.83%
Parker-Hannifin Corp.	103,897	62,863,919
Industrial REITs–1.22%
Prologis, Inc.	411,385	42,043,547
Integrated Oil & Gas–2.71%
Chevron Corp.	622,336	84,675,036
Suncor Energy, Inc. (Canada)	243,795	8,603,526
		93,278,562
Integrated Telecommunication Services–1.69%
AT&T, Inc.	2,100,635	58,187,590
Investment Banking & Brokerage–2.67%
Charles Schwab Corp. (The)	678,195	55,205,073
Morgan Stanley	317,108	36,600,605
		91,805,678
IT Consulting & Other Services–1.79%
International Business Machines Corp.	255,491	61,782,834
Movies & Entertainment–0.91%
Walt Disney Co. (The)	346,348	31,500,351
Multi-line Insurance–2.16%
American International Group, Inc.	911,666	74,319,012
Multi-Utilities–3.10%
CMS Energy Corp.	727,569	53,585,457
Public Service Enterprise Group, Inc.	666,784	53,296,045
		106,881,502
Oil & Gas Exploration & Production–1.70%
ConocoPhillips	658,795	58,711,810
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Dividend Income Fund

Shares		Value
Oil & Gas Refining & Marketing–0.93%
Valero Energy Corp.	276,792	$32,132,783
Paper & Plastic Packaging Products & Materials–1.02%
Smurfit WestRock PLC	438,000	18,404,760
Sonoco Products Co.	410,222	16,819,102
		35,223,862
Pharmaceuticals–6.05%
AstraZeneca PLC (United Kingdom)	218,961	31,369,842
Bristol-Myers Squibb Co.	744,115	37,354,573
Johnson & Johnson	569,695	89,049,025
Merck & Co., Inc.	259,714	22,127,633
Sanofi S.A., ADR	517,508	28,437,065
		208,338,138
Property & Casualty Insurance–3.88%
Chubb Ltd.	254,492	72,805,071
Hartford Insurance Group, Inc. (The)	496,370	60,889,708
		133,694,779
Rail Transportation–1.74%
Union Pacific Corp.	278,577	60,077,916
Restaurants–2.58%
McDonald’s Corp.	277,612	88,738,676
Semiconductor Materials & Equipment–0.87%
Lam Research Corp.	418,471	29,991,817
Semiconductors–2.00%
Broadcom, Inc.	188,897	36,357,005
Texas Instruments, Inc.	203,037	32,496,072
		68,853,077
Shares		Value
Soft Drinks & Non-alcoholic Beverages–3.35%
Coca-Cola Co. (The)	1,032,372	$74,898,589
Keurig Dr Pepper, Inc.	1,169,401	40,449,580
		115,348,169
Systems Software–2.79%
Microsoft Corp.	180,005	71,148,777
Oracle Corp.	176,010	24,768,127
		95,916,904
Telecom Tower REITs–0.89%
American Tower Corp.	136,210	30,703,096
Tobacco–2.59%
Philip Morris International, Inc.	520,170	89,136,331
Total Common Stocks & Other Equity Interests (Cost $2,594,526,912)		3,292,215,121
Money Market Funds–3.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(b)(c)	40,867,319	40,867,319
Invesco Treasury Portfolio, Institutional Class, 4.23%(b)(c)	75,886,724	75,886,724
Total Money Market Funds (Cost $116,754,043)		116,754,043
TOTAL INVESTMENTS IN SECURITIES–98.99% (Cost $2,711,280,955)		3,408,969,164
OTHER ASSETS LESS LIABILITIES—1.01%		34,661,650
NET ASSETS–100.00%		$3,443,630,814
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,232,681	$290,405,406	$(292,770,768)	$-	$-	$40,867,319	$1,799,862
Invesco Liquid Assets Portfolio, Institutional Class	30,871,559	36,994,007	(67,864,768)	1,828	(2,626)	-	440,160
Invesco Treasury Portfolio, Institutional Class	49,408,779	538,917,629	(512,439,684)	-	-	75,886,724	2,895,789
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,773,791	266,572,988	(272,346,779)	-	-	-	153,328*
Invesco Private Prime Fund	14,846,890	498,750,101	(513,596,466)	-	(525)	-	396,961*
Total	$144,133,700	$1,631,640,131	$(1,659,018,465)	$1,828	$(3,151)	$116,754,043	$5,686,100

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Dividend Income Fund

Statement of Assets and Liabilities
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $2,594,526,912)	$3,292,215,121
Investments in affiliated money market funds, at value (Cost $116,754,043)	116,754,043
Foreign currencies, at value and cost	32
Receivable for:
Investments sold	82,555,505
Fund shares sold	570,496
Dividends	7,674,318
Investment for trustee deferred compensation and retirement plans	270,284
Other assets	94,235
Total assets	3,500,134,034
Liabilities:
Payable for:
Investments purchased	51,928,406
Fund shares reacquired	2,637,342
Accrued fees to affiliates	1,442,033
Accrued trustees’ and officers’ fees and benefits	39,126
Accrued other operating expenses	127,970
Trustee deferred compensation and retirement plans	328,343
Total liabilities	56,503,220
Net assets applicable to shares outstanding	$3,443,630,814
Net assets consist of:
Shares of beneficial interest	$2,513,487,500
Distributable earnings	930,143,314
$3,443,630,814

Net Assets:
Class A	$2,695,057,845
Class C	$102,707,686
Class R	$97,228,022
Class Y	$286,710,952
Investor Class	$68,052,415
Class R5	$1,842,845
Class R6	$192,031,049
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	106,687,354
Class C	4,001,484
Class R	3,849,077
Class Y	11,206,889
Investor Class	2,659,303
Class R5	72,921
Class R6	7,591,153
Class A:
Net asset value per share	$25.26
Maximum offering price per share (Net asset value of $25.26 ÷ 94.50%)	$26.73
Class C:
Net asset value and offering price per share	$25.67
Class R:
Net asset value and offering price per share	$25.26
Class Y:
Net asset value and offering price per share	$25.58
Investor Class:
Net asset value and offering price per share	$25.59
Class R5:
Net asset value and offering price per share	$25.27
Class R6:
Net asset value and offering price per share	$25.30
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Dividend Income Fund

Statement of Operations
For the year ended April 30, 2025
Investment income:
Interest	$108,015
Dividends (net of foreign withholding taxes of $595,912)	82,795,565
Dividends from affiliated money market funds (includes net securities lending income of $13,929)	5,149,740
Foreign withholding tax claims	803,312
Total investment income	88,856,632
Expenses:
Advisory fees	19,428,183
Administrative services fees	529,621
Custodian fees	30,554
Distribution fees:
Class A	6,767,902
Class C	1,269,043
Class R	519,168
Investor Class	178,716
Transfer agent fees — A, C, R, Y and Investor Class	4,116,080
Transfer agent fees — R5	1,865
Transfer agent fees — R6	61,340
Trustees’ and officers’ fees and benefits	60,153
Registration and filing fees	140,715
Reports to shareholders	197,390
Professional services fees	91,976
Other	73,705
Total expenses	33,466,411
Less: Fees waived and/or expense offset arrangement(s)	(254,338)
Net expenses	33,212,073
Net investment income	55,644,559
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	283,238,567
Affiliated investment securities	(3,151)
Foreign currencies	122,501
283,357,917
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(85,331,006)
Affiliated investment securities	1,828
Foreign currencies	312,284
(85,016,894)
Net realized and unrealized gain	198,341,023
Net increase in net assets resulting from operations	$253,985,582
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Dividend Income Fund

Statement of Changes in Net Assets
For the years ended April 30, 2025 and 2024
	2025	2024
Operations:
Net investment income	$55,644,559	$68,526,862
Net realized gain	283,357,917	225,486,459
Change in net unrealized appreciation (depreciation)	(85,016,894)	18,377,261
Net increase in net assets resulting from operations	253,985,582	312,390,582
Distributions to shareholders from distributable earnings:
Class A	(193,787,689)	(152,180,406)
Class C	(7,381,762)	(7,630,774)
Class R	(6,805,603)	(5,503,919)
Class Y	(22,313,268)	(18,751,787)
Investor Class	(4,846,095)	(3,746,695)
Class R5	(132,427)	(105,465)
Class R6	(14,376,689)	(11,788,412)
Total distributions from distributable earnings	(249,643,533)	(199,707,458)
Share transactions–net:
Class A	(55,808,155)	(141,600,485)
Class C	(42,083,966)	(45,718,784)
Class R	(5,046,639)	(9,188,379)
Class Y	(46,086,344)	(11,603,158)
Investor Class	(667,582)	(1,965,307)
Class R5	89,754	(6,163)
Class R6	(5,441,248)	(21,784,687)
Net increase (decrease) in net assets resulting from share transactions	(155,044,180)	(231,866,963)
Net increase (decrease) in net assets	(150,702,131)	(119,183,839)
Net assets:
Beginning of year	3,594,332,945	3,713,516,784
End of year	$3,443,630,814	$3,594,332,945
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Dividend Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/25	$25.28	$0.40	$1.43	$1.83	$(0.40)	$(1.45)	$(1.85)	$25.26	7.01%(d)	$2,695,058	0.92%(d)	0.92%(d)	1.51%(d)	54%
Year ended 04/30/24	24.50	0.47	1.70	2.17	(0.51)	(0.88)	(1.39)	25.28	9.21 (d)	2,750,797	0.93 (d)	0.93 (d)	1.91 (d)	40
Year ended 04/30/23	25.42	0.46	0.03	0.49	(0.44)	(0.97)	(1.41)	24.50	2.01 (d)	2,806,537	0.92 (d)	0.92 (d)	1.85 (d)	17
Year ended 04/30/22	25.62	0.48	1.00	1.48	(0.47)	(1.21)	(1.68)	25.42	5.95 (d)	2,887,737	0.93 (d)	0.93 (d)	1.84 (d)	38
Year ended 04/30/21	20.11	0.47	5.53	6.00	(0.49)	—	(0.49)	25.62	30.23 (d)	2,921,798	0.97 (d)	0.97 (d)	2.10 (d)	4
Class C
Year ended 04/30/25	25.67	0.20	1.45	1.65	(0.20)	(1.45)	(1.65)	25.67	6.21	102,708	1.68	1.68	0.75	54
Year ended 04/30/24	24.86	0.29	1.73	2.02	(0.33)	(0.88)	(1.21)	25.67	8.39	142,969	1.69	1.69	1.15	40
Year ended 04/30/23	25.78	0.27	0.04	0.31	(0.26)	(0.97)	(1.23)	24.86	1.23	184,187	1.68	1.68	1.09	17
Year ended 04/30/22	25.97	0.29	1.01	1.30	(0.28)	(1.21)	(1.49)	25.78	5.13	229,596	1.69	1.69	1.08	38
Year ended 04/30/21	20.38	0.30	5.61	5.91	(0.32)	—	(0.32)	25.97	29.29	285,321	1.73	1.73	1.34	4
Class R
Year ended 04/30/25	25.28	0.33	1.43	1.76	(0.33)	(1.45)	(1.78)	25.26	6.73	97,228	1.18	1.18	1.25	54
Year ended 04/30/24	24.50	0.41	1.70	2.11	(0.45)	(0.88)	(1.33)	25.28	8.92	102,155	1.19	1.19	1.65	40
Year ended 04/30/23	25.42	0.39	0.04	0.43	(0.38)	(0.97)	(1.35)	24.50	1.74	108,030	1.18	1.18	1.59	17
Year ended 04/30/22	25.62	0.42	1.00	1.42	(0.41)	(1.21)	(1.62)	25.42	5.68	111,671	1.19	1.19	1.58	38
Year ended 04/30/21	20.11	0.41	5.53	5.94	(0.43)	—	(0.43)	25.62	29.89	110,667	1.23	1.23	1.84	4
Class Y
Year ended 04/30/25	25.59	0.47	1.44	1.91	(0.47)	(1.45)	(1.92)	25.58	7.24	286,711	0.68	0.68	1.75	54
Year ended 04/30/24	24.78	0.53	1.73	2.26	(0.57)	(0.88)	(1.45)	25.59	9.51	330,813	0.69	0.69	2.15	40
Year ended 04/30/23	25.71	0.52	0.03	0.55	(0.51)	(0.97)	(1.48)	24.78	2.22	331,823	0.68	0.68	2.09	17
Year ended 04/30/22	25.89	0.55	1.02	1.57	(0.54)	(1.21)	(1.75)	25.71	6.24	335,608	0.69	0.69	2.08	38
Year ended 04/30/21	20.32	0.52	5.59	6.11	(0.54)	—	(0.54)	25.89	30.55	344,755	0.73	0.73	2.34	4
Investor Class
Year ended 04/30/25	25.60	0.40	1.44	1.84	(0.40)	(1.45)	(1.85)	25.59	6.97	68,052	0.93	0.93	1.50	54
Year ended 04/30/24	24.79	0.47	1.73	2.20	(0.51)	(0.88)	(1.39)	25.60	9.24	68,712	0.94	0.94	1.90	40
Year ended 04/30/23	25.71	0.46	0.03	0.49	(0.44)	(0.97)	(1.41)	24.79	1.99	68,495	0.93	0.93	1.84	17
Year ended 04/30/22	25.89	0.48	1.02	1.50	(0.47)	(1.21)	(1.68)	25.71	5.96	72,230	0.94	0.94	1.83	38
Year ended 04/30/21	20.31	0.47	5.59	6.06	(0.48)	—	(0.48)	25.89	30.25	73,628	0.98	0.98	2.09	4
Class R5
Year ended 04/30/25	25.29	0.47	1.43	1.90	(0.47)	(1.45)	(1.92)	25.27	7.29	1,843	0.66	0.66	1.77	54
Year ended 04/30/24	24.51	0.53	1.70	2.23	(0.57)	(0.88)	(1.45)	25.29	9.49	1,758	0.67	0.67	2.17	40
Year ended 04/30/23	25.43	0.52	0.04	0.56	(0.51)	(0.97)	(1.48)	24.51	2.30	1,709	0.65	0.65	2.12	17
Year ended 04/30/22	25.63	0.55	1.00	1.55	(0.54)	(1.21)	(1.75)	25.43	6.24	1,425	0.66	0.66	2.11	38
Year ended 04/30/21	20.11	0.53	5.54	6.07	(0.55)	—	(0.55)	25.63	30.66	2,337	0.66	0.66	2.41	4
Class R6
Year ended 04/30/25	25.32	0.49	1.43	1.92	(0.49)	(1.45)	(1.94)	25.30	7.35	192,031	0.59	0.59	1.84	54
Year ended 04/30/24	24.53	0.55	1.71	2.26	(0.59)	(0.88)	(1.47)	25.32	9.60	197,127	0.60	0.60	2.24	40
Year ended 04/30/23	25.45	0.54	0.04	0.58	(0.53)	(0.97)	(1.50)	24.53	2.36	212,736	0.58	0.58	2.19	17
Year ended 04/30/22	25.65	0.57	1.00	1.57	(0.56)	(1.21)	(1.77)	25.45	6.31	222,790	0.59	0.59	2.18	38
Year ended 04/30/21	20.13	0.55	5.54	6.09	(0.57)	—	(0.57)	25.65	30.75	241,970	0.58	0.58	2.49	4

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended April 30,
2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Dividend Income Fund

Notes to Financial Statements
April 30, 2025
NOTE 1—Significant Accounting Policies
Invesco Dividend Income Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Dividend Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess
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Invesco Dividend Income Fund

potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2025, the Fund paid the Adviser $617 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
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Invesco Dividend Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.6325%
Next $500 million	0.6125%
Next $600 million	0.6000%
Next $400 million	0.5325%
Next $2 billion	0.4500%
Next $2 billion	0.4000%
Next $2 billion	0.3750%
Over $8 billion	0.3500%
For the year ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.53%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2025, the Adviser waived advisory fees of $109,527.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, the Class R Plan and the Investor Class Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, at the annual rate of 0.50% of the average daily net assets of Class R shares and at the annual rate of 0.25% of the average daily net assets of the Investor Class shares, respectively. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2025, IDI advised the Fund that IDI retained $241,011 in front-end sales commissions from the sale of Class A shares and $3,957 and $1,004 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2025, the Fund incurred $1,314 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
11
Invesco Dividend Income Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,228,900,194	$63,314,927	$—	$3,292,215,121
Money Market Funds	116,754,043	—	—	116,754,043
Total Investments	$3,345,654,237	$63,314,927	$—	$3,408,969,164
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $144,811.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
Ordinary income*	$70,285,209	$74,178,193
Long-term capital gain	179,358,324	125,529,265
Total distributions	$249,643,533	$199,707,458

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$407,539
Undistributed long-term capital gain	240,537,504
Net unrealized appreciation — investments	689,213,930
Net unrealized appreciation — foreign currencies	306,700
Temporary book/tax differences	(322,359)
Shares of beneficial interest	2,513,487,500
Total net assets	$3,443,630,814
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of April 30, 2025.
12
Invesco Dividend Income Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2025 was $1,904,575,042 and $2,276,286,855, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$747,594,667
Aggregate unrealized (depreciation) of investments	(58,380,737)
Net unrealized appreciation of investments	$689,213,930
Cost of investments for tax purposes is $2,719,755,234.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on April 30, 2025, undistributed net investment income was increased by $67,983, undistributed net realized gain was decreased by $13,944,983 and shares of beneficial interest was increased by $13,877,000. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended April 30, 2025(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	4,632,596	$122,017,814	4,385,488	$107,435,697
Class C	471,510	12,633,605	538,898	13,372,645
Class R	434,520	11,461,672	435,538	10,673,749
Class Y	1,309,499	34,930,136	2,811,581	69,705,754
Investor Class	43,227	1,148,858	40,253	997,644
Class R5	2,037	53,288	6,084	149,498
Class R6	1,124,341	29,560,104	1,116,172	27,409,814
Issued as reinvestment of dividends:
Class A	6,720,486	177,291,669	5,876,008	142,534,504
Class C	262,981	7,046,119	297,027	7,309,676
Class R	256,883	6,775,926	225,893	5,478,247
Class Y	680,483	18,174,112	615,289	15,103,370
Investor Class	170,695	4,560,708	136,088	3,341,819
Class R5	4,986	131,579	4,319	104,820
Class R6	510,843	13,493,829	466,884	11,341,704
Automatic conversion of Class C shares to Class A shares:
Class A	1,444,850	38,288,093	1,354,748	33,170,144
Class C	(1,422,703)	(38,288,093)	(1,334,710)	(33,170,144)
Reacquired:
Class A	(14,908,969)	(393,405,731)	(17,373,593)	(424,740,830)
Class C	(879,421)	(23,475,597)	(1,340,321)	(33,230,961)
Class R	(883,017)	(23,284,237)	(1,030,624)	(25,340,375)
Class Y	(3,710,880)	(99,190,592)	(3,887,145)	(96,412,282)
Investor Class	(239,055)	(6,377,148)	(254,702)	(6,304,770)
Class R5	(3,611)	(95,113)	(10,628)	(260,481)
Class R6	(1,830,080)	(48,495,181)	(2,468,816)	(60,536,205)
Net increase (decrease) in share activity	(5,807,799)	$(155,044,180)	(9,390,269)	$(231,866,963)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Dividend Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Dividend Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Dividend Income Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Dividend Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$193,235,324
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	99.10%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$14,941,669
15
Invesco Dividend Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Dividend Income Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
I-DIVI-NCSR

Annual Financial Statements and Other Information
April 30, 2025
Invesco Energy Fund
Nasdaq:
A: IENAX ■ C: IEFCX ■ Y: IENYX ■ Investor: FSTEX ■ R5: IENIX ■ R6: IENSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025

Shares		Value
Common Stocks & Other Equity Interests–98.18%
Fertilizers & Agricultural Chemicals–4.51%
CF Industries Holdings, Inc.	226,453	$17,747,122
Integrated Oil & Gas–41.51%
BP PLC, ADR(b)	511,486	14,045,406
Chevron Corp.	248,236	33,774,990
Exxon Mobil Corp.	386,542	40,830,431
Shell PLC, ADR (United Kingdom)	486,342	31,359,332
Suncor Energy, Inc. (Canada)	766,762	27,080,837
TotalEnergies SE (France)	284,630	16,211,158
		163,302,154
Multi-Utilities–1.53%
Sempra	81,294	6,037,705
Oil & Gas Drilling–1.10%
Noble Corp. PLC	198,358	4,312,303
Oil & Gas Equipment & Services–9.22%
Atlas Energy Solutions, Inc.(b)	301,475	4,078,957
Baker Hughes Co., Class A(b)	101,651	3,598,445
Schlumberger N.V.	371,911	12,366,041
Tenaris S.A.	973,822	16,238,421
		36,281,864
Oil & Gas Exploration & Production–26.21%
Canadian Natural Resources Ltd. (Canada)	629,380	18,060,549
ConocoPhillips	247,850	22,088,392
Diamondback Energy, Inc.	23,164	3,057,880
EOG Resources, Inc.	103,833	11,455,895
EQT Corp.	167,527	8,282,535
Expand Energy Corp.	110,131	11,442,611
Hess Corp.	105,863	13,661,620
Permian Resources Corp.(b)	660,932	7,798,997
Tourmaline Oil Corp. (Canada)	164,372	7,261,174
		103,109,653
Oil & Gas Refining & Marketing–5.93%
Marathon Petroleum Corp.	82,865	11,386,480
Shares		Value
Oil & Gas Refining & Marketing–(continued)
Phillips 66	114,767	$11,942,654
		23,329,134
Oil & Gas Storage & Transportation–7.42%
Cheniere Energy, Inc.	65,442	15,124,301
South Bow Corp. (Canada)	569,061	14,055,220
		29,179,521
Specialty Chemicals–0.75%
Albemarle Corp.(b)	50,094	2,933,004
Total Common Stocks & Other Equity Interests (Cost $400,283,434)		386,232,460
Money Market Funds–2.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d)	2,767,125	2,767,125
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)(d)	5,138,980	5,138,980
Total Money Market Funds (Cost $7,906,105)		7,906,105
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $408,189,539)		394,138,565
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.73%
Invesco Private Government Fund, 4.32%(c)(d)(e)	5,159,115	5,159,115
Invesco Private Prime Fund, 4.46%(c)(d)(e)	13,424,433	13,427,118
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,586,233)		18,586,233
TOTAL INVESTMENTS IN SECURITIES–104.92% (Cost $426,775,772)		412,724,798
OTHER ASSETS LESS LIABILITIES—(4.92)%		(19,349,378)
NET ASSETS–100.00%		$393,375,420
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$979,744	$32,116,661	$(30,329,280)	$-	$-	$2,767,125	$79,303
Invesco Liquid Assets Portfolio, Institutional Class	700,068	6,988,047	(7,688,146)	223	(192)	-	12,234
Invesco Treasury Portfolio, Institutional Class	1,119,707	53,422,240	(49,402,967)	-	-	5,138,980	134,459
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Energy Fund

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,980,129	$190,509,514	$(192,330,528)	$-	$-	$5,159,115	$301,152*
Invesco Private Prime Fund	17,953,750	396,997,259	(401,523,356)	1,635	(2,170)	13,427,118	827,267*
Total	$27,733,398	$680,033,721	$(681,274,277)	$1,858	$(2,362)	$26,492,338	$1,354,415

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Energy Fund

Statement of Assets and Liabilities
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $400,283,434)*	$386,232,460
Investments in affiliated money market funds, at value (Cost $26,492,338)	26,492,338
Foreign currencies, at value (Cost $648)	664
Receivable for:
Fund shares sold	228,983
Dividends	68,121
Investment for trustee deferred compensation and retirement plans	204,861
Other assets	57,970
Total assets	413,285,397
Liabilities:
Payable for:
Fund shares reacquired	779,480
Collateral upon return of securities loaned	18,586,233
Accrued fees to affiliates	266,267
Accrued trustees’ and officers’ fees and benefits	1,375
Accrued other operating expenses	65,097
Trustee deferred compensation and retirement plans	211,525
Total liabilities	19,909,977
Net assets applicable to shares outstanding	$393,375,420
Net assets consist of:
Shares of beneficial interest	$624,910,874
Distributable earnings (loss)	(231,535,454)
$393,375,420
Net Assets:
Class A	$252,836,646
Class C	$16,358,521
Class Y	$38,799,066
Investor Class	$72,491,474
Class R5	$4,106,828
Class R6	$8,782,885
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,248,758
Class C	730,673
Class Y	1,412,467
Investor Class	2,664,321
Class R5	144,989
Class R6	309,827
Class A:
Net asset value per share	$27.34
Maximum offering price per share (Net asset value of $27.34 ÷ 94.50%)	$28.93
Class C:
Net asset value and offering price per share	$22.39
Class Y:
Net asset value and offering price per share	$27.47
Investor Class:
Net asset value and offering price per share	$27.21
Class R5:
Net asset value and offering price per share	$28.33
Class R6:
Net asset value and offering price per share	$28.35

*	At April 30, 2025, securities with an aggregate value of $17,614,423 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Energy Fund

Statement of Operations
For the year ended April 30, 2025
Investment income:
Interest	$11,842
Dividends (net of foreign withholding taxes of $635,561)	15,317,090
Dividends from affiliated money market funds (includes net securities lending income of $76,884)	302,880
Foreign withholding tax claims	261,945
Total investment income	15,893,757
Expenses:
Advisory fees	3,332,948
Administrative services fees	65,636
Custodian fees	10,646
Distribution fees:
Class A	714,415
Class C	203,676
Investor Class	208,130
Transfer agent fees — A, C, Y and Investor Class	848,472
Transfer agent fees — R5	5,897
Transfer agent fees — R6	2,849
Trustees’ and officers’ fees and benefits	25,554
Registration and filing fees	92,141
Reports to shareholders	59,589
Professional services fees	49,864
Other	25,140
Total expenses	5,644,957
Less: Fees waived and/or expense offset arrangement(s)	(32,831)
Net expenses	5,612,126
Net investment income	10,281,631
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	29,468,597
Affiliated investment securities	(2,362)
Foreign currencies	(9,861)
29,456,374
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(77,490,137)
Affiliated investment securities	1,858
Foreign currencies	13,214
(77,475,065)
Net realized and unrealized gain (loss)	(48,018,691)
Net increase (decrease) in net assets resulting from operations	$(37,737,060)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Energy Fund

Statement of Changes in Net Assets
For the years ended April 30, 2025 and 2024
	2025	2024
Operations:
Net investment income	$10,281,631	$12,366,954
Net realized gain	29,456,374	53,303,521
Change in net unrealized appreciation (depreciation)	(77,475,065)	(9,720,896)
Net increase (decrease) in net assets resulting from operations	(37,737,060)	55,949,579
Distributions to shareholders from distributable earnings:
Class A	(10,517,930)	(6,263,374)
Class C	(826,503)	(522,311)
Class Y	(1,990,895)	(1,269,677)
Investor Class	(3,092,584)	(1,785,068)
Class R5	(214,683)	(137,331)
Class R6	(358,335)	(169,649)
Total distributions from distributable earnings	(17,000,930)	(10,147,410)
Share transactions–net:
Class A	(22,786,401)	(71,901,582)
Class C	(4,454,542)	(10,409,244)
Class Y	(17,390,852)	(7,093,769)
Investor Class	(8,522,207)	(13,210,427)
Class R5	(1,668,917)	(2,516,483)
Class R6	2,568,900	(2,383,600)
Net increase (decrease) in net assets resulting from share transactions	(52,254,019)	(107,515,105)
Net increase (decrease) in net assets	(106,992,009)	(61,712,936)
Net assets:
Beginning of year	500,367,429	562,080,365
End of year	$393,375,420	$500,367,429
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Energy Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/25	$31.00	$0.67	$(3.19)	$(2.52)	$(1.14)	$27.34	(8.29)%	$252,837	1.23%	1.24%	2.23%	23%
Year ended 04/30/24	28.01	0.71	2.87	3.58	(0.59)	31.00	13.03	309,926	1.27	1.28	2.49	28
Year ended 04/30/23	25.05	0.69	2.52	3.21	(0.25)	28.01	12.85	353,050	1.29	1.29	2.52	52
Year ended 04/30/22	15.57	0.43	9.39	9.82	(0.34)	25.05	63.83	301,546	1.36	1.36	2.22	18
Year ended 04/30/21	11.54	0.25	4.05	4.30	(0.27)	15.57	37.77	166,204	1.56	1.56	2.00	68
Class C
Year ended 04/30/25	25.70	0.37	(2.62)	(2.25)	(1.06)	22.39	(8.96)	16,359	1.98	1.99	1.48	23
Year ended 04/30/24	23.40	0.41	2.39	2.80	(0.50)	25.70	12.20	23,366	2.02	2.03	1.74	28
Year ended 04/30/23	21.06	0.41	2.11	2.52	(0.18)	23.40	11.99	31,807	2.04	2.04	1.77	52
Year ended 04/30/22	13.18	0.24	7.91	8.15	(0.27)	21.06	62.54	26,493	2.11	2.11	1.47	18
Year ended 04/30/21	9.82	0.13	3.44	3.57	(0.21)	13.18	36.87	12,763	2.31	2.31	1.25	68
Class Y
Year ended 04/30/25	31.09	0.75	(3.20)	(2.45)	(1.17)	27.47	(8.05)	38,799	0.98	0.99	2.48	23
Year ended 04/30/24	28.10	0.78	2.88	3.66	(0.67)	31.09	13.29	62,430	1.02	1.03	2.74	28
Year ended 04/30/23	25.10	0.76	2.54	3.30	(0.30)	28.10	13.16	64,238	1.04	1.04	2.77	52
Year ended 04/30/22	15.59	0.49	9.39	9.88	(0.37)	25.10	64.20	85,631	1.11	1.11	2.47	18
Year ended 04/30/21	11.54	0.28	4.06	4.34	(0.29)	15.59	38.14	29,497	1.31	1.31	2.25	68
Investor Class
Year ended 04/30/25	30.86	0.67	(3.18)	(2.51)	(1.14)	27.21	(8.30)	72,491	1.23	1.24	2.23	23
Year ended 04/30/24	27.88	0.71	2.86	3.57	(0.59)	30.86	13.05	90,997	1.27	1.28	2.49	28
Year ended 04/30/23	24.94	0.69	2.50	3.19	(0.25)	27.88	12.82	95,589	1.29	1.29	2.52	52
Year ended 04/30/22	15.51	0.43	9.34	9.77	(0.34)	24.94	63.76	96,027	1.36	1.36	2.22	18
Year ended 04/30/21	11.49	0.25	4.04	4.29	(0.27)	15.51	37.85	61,754	1.56	1.56	2.00	68
Class R5
Year ended 04/30/25	32.01	0.80	(3.30)	(2.50)	(1.18)	28.33	(7.97)	4,107	0.90	0.90	2.56	23
Year ended 04/30/24	28.91	0.83	2.97	3.80	(0.70)	32.01	13.42	6,422	0.92	0.92	2.84	28
Year ended 04/30/23	25.81	0.81	2.60	3.41	(0.31)	28.91	13.26	8,359	0.95	0.95	2.86	52
Year ended 04/30/22	16.02	0.53	9.65	10.18	(0.39)	25.81	64.39	6,352	0.97	0.97	2.61	18
Year ended 04/30/21	11.83	0.32	4.19	4.51	(0.32)	16.02	38.69	2,488	0.99	0.99	2.57	68
Class R6
Year ended 04/30/25	32.02	0.82	(3.30)	(2.48)	(1.19)	28.35	(7.92)	8,783	0.83	0.83	2.63	23
Year ended 04/30/24	28.92	0.86	2.96	3.82	(0.72)	32.02	13.50	7,226	0.85	0.85	2.91	28
Year ended 04/30/23	25.82	0.83	2.60	3.43	(0.33)	28.92	13.30	9,037	0.88	0.88	2.93	52
Year ended 04/30/22	16.02	0.56	9.63	10.19	(0.39)	25.82	64.51	7,509	0.91	0.91	2.67	18
Year ended 04/30/21	11.83	0.34	4.17	4.51	(0.32)	16.02	38.69	1,050	0.99	0.99	2.57	68

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Energy Fund

Notes to Financial Statements
April 30, 2025
NOTE 1—Significant Accounting Policies
Invesco Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Energy Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact
9
Invesco Energy Fund

overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2025, the Fund paid the Adviser $2,828 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Changes in worldwide energy prices, exploration and production spending, government regulation, war, world events, local and international politics, economic conditions, exchange rates, transportation and storage costs and labor relations can affect companies in the energy sector. In addition, these companies are at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism and natural disasters. Commodity price volatility, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, and technological developments may also impact the energy sector. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. Energy markets are subject to both short- and long-term trends that impact demand for and supply of energy commodities. A decrease in the production of energy commodities or a decrease in the volume of such commodities available may adversely impact the financial performance of companies
10
Invesco Energy Fund

operating in the energy sector. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund’s performance.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.750%
Next $350 million	0.650%
Next $1.3 billion	0.550%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the year ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.73%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2025, the Adviser waived advisory fees of $5,042.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2025, IDI advised the Fund that IDI retained $52,506 in front-end sales commissions from the sale of Class A shares and $117 and $1,857 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2025, the Fund incurred $49,260 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
11
Invesco Energy Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$353,782,881	$32,449,579	$—	$386,232,460
Money Market Funds	7,906,105	18,586,233	—	26,492,338
Total Investments	$361,688,986	$51,035,812	$—	$412,724,798
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $27,789.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
Ordinary income*	$17,000,930	$10,147,410

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$9,660,262
Net unrealized appreciation (depreciation) — investments	(14,109,550)
Net unrealized appreciation — foreign currencies	1,672
Temporary book/tax differences	(130,107)
Capital loss carryforward	(226,957,731)
Shares of beneficial interest	624,910,874
Total net assets	$393,375,420
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
12
Invesco Energy Fund

The Fund has a capital loss carryforward as of April 30, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$226,957,731	$226,957,731
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2025 was $104,952,792 and $165,891,491, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$22,525,343
Aggregate unrealized (depreciation) of investments	(36,634,893)
Net unrealized appreciation (depreciation) of investments	$(14,109,550)
Cost of investments for tax purposes is $426,834,348.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, on April 30, 2025, undistributed net investment income was decreased by $9,860 and undistributed net realized gain (loss) was increased by $9,860. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended April 30, 2025(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,116,879	$33,412,087	1,374,805	$39,691,636
Class C	121,358	2,974,653	112,842	2,699,173
Class Y	597,784	18,016,822	861,794	24,825,051
Investor Class	241,633	7,231,404	374,687	10,669,124
Class R5	42,592	1,326,829	48,284	1,438,034
Class R6	173,352	5,332,933	101,933	3,010,390
Issued as reinvestment of dividends:
Class A	338,839	9,724,794	209,606	5,816,539
Class C	31,720	747,640	20,847	480,931
Class Y	54,670	1,575,049	36,497	1,014,978
Investor Class	99,087	2,829,919	59,732	1,649,790
Class R5	7,152	212,409	4,752	135,989
Class R6	11,253	334,447	5,354	153,240
Automatic conversion of Class C shares to Class A shares:
Class A	76,815	2,312,712	85,993	2,473,848
Class C	(93,254)	(2,312,712)	(103,371)	(2,473,848)
Reacquired:
Class A	(2,281,306)	(68,235,994)	(4,279,032)	(119,883,605)
Class C	(238,199)	(5,864,123)	(480,393)	(11,115,500)
Class Y	(1,247,796)	(36,982,723)	(1,176,875)	(32,933,798)
Investor Class	(625,217)	(18,583,530)	(914,011)	(25,529,341)
Class R5	(105,359)	(3,208,155)	(141,590)	(4,090,506)
Class R6	(100,449)	(3,098,480)	(194,138)	(5,547,230)
Net increase (decrease) in share activity	(1,778,446)	$(52,254,019)	(3,992,284)	$(107,515,105)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Energy Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Energy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Energy Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Energy Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
Federal and State Income Tax
Qualified Dividend Income*	98.28%
Corporate Dividends Received Deduction*	71.61%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Energy Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Energy Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
I-ENE-NCSR

Annual Financial Statements and Other Information
April 30, 2025
Invesco Gold & Special Minerals Fund
Nasdaq:
A: OPGSX ■ C: OGMCX ■ R: OGMNX ■ Y: OGMYX ■ R5: IOGYX ■ R6: OGMIX

2	Consolidated Schedule of Investments
5	Consolidated Financial Statements
8	Consolidated Financial Highlights
9	Notes to Consolidated Financial Statements
17	Report of Independent Registered Public Accounting Firm
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2025

Shares		Value
Common Stocks & Other Equity Interests–98.55%
Australia–22.44%
Bellevue Gold Ltd.(a)	57,893,252	$33,703,627
Catalyst Metals Ltd.(a)	7,010,000	25,464,308
Evolution Mining Ltd.	13,348,806	66,944,541
Firefinch Ltd.(a)(b)	12,910,104	148,852
Genesis Minerals Ltd.(a)	15,870,000	39,190,053
Gold Road Resources Ltd.	21,483,275	41,680,574
Northern Star Resources Ltd.	9,538,895	117,172,689
OceanaGold Corp.	21,120,300	74,762,124
Ora Banda Mining Ltd.(a)	41,300,000	26,389,907
Ramelius Resources Ltd.	27,428,612	46,157,015
Vault Minerals Ltd.(a)	34,800,000	9,575,897
West African Resources Ltd.(a)	30,900,000	47,289,693
Westgold Resources Ltd.	18,520,000	35,182,932
		563,662,212
Bosnia and Herzegovina–0.37%
Adriatic Metals PLC, CDI(a)	3,380,000	9,184,709
Brazil–0.37%
Wheaton Precious Metals Corp.	110,035	9,190,123
Canada–48.06%
Agnico Eagle Mines Ltd.(c)	806,395	94,815,924
Alamos Gold, Inc., Class A	2,061,108	58,782,800
Allied Gold Corp.(a)	8,224,771	33,111,475
Artemis Gold, Inc.(a)	5,574,241	80,059,460
Aya Gold & Silver, Inc.(a)	795,082	5,467,414
B2Gold Corp.	19,322,000	60,091,420
Barrick Gold Corp.(c)	4,531,499	86,279,742
Calibre Mining Corp.(a)	21,504,883	50,385,008
Cameco Corp.	587,000	26,503,050
Centerra Gold, Inc.	2,290,000	15,332,004
Dundee Precious Metals, Inc.	2,045,000	26,804,838
Endeavour Silver Corp.(a)	3,850,000	14,014,000
Equinox Gold Corp.(a)	8,192,797	54,891,740
First Majestic Silver Corp.	100,000	626,000
Fortuna Mining Corp.(a)	2,690,000	16,812,500
Franco-Nevada Corp.	240,302	41,279,078
G Mining Ventures Corp.(a)	4,039,128	56,019,242
Galiano Gold, Inc.(a)	10,330,000	13,738,900
IAMGOLD Corp.(a)	8,570,000	60,675,600
Ivanhoe Mines Ltd., Class A(a)	6,685,365	59,356,498
K92 Mining, Inc.(a)	8,652,630	79,584,614
Kinross Gold Corp.	5,195,925	76,691,853
Lundin Gold, Inc.	508,815	20,753,422
MAG Silver Corp.	448,522	6,979,002
New Gold, Inc.(a)	16,720,000	66,545,600
Orla Mining Ltd.(a)	1,431	15,757
Osisko Gold Royalties Ltd.	675,339	16,228,396
Pan American Silver Corp.	205,000	5,161,900
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	831,026
SSR Mining, Inc.	880,000	9,363,200
Torex Gold Resources, Inc.(a)	565,000	18,299,180
Triple Flag Precious Metals Corp.	516,682	10,722,669
Shares		Value
Canada–(continued)
Wesdome Gold Mines Ltd.(a)	3,323,193	$40,883,036
		1,207,106,348
China–2.05%
Zhaojin Mining Industry Co. Ltd., H Shares	7,400,000	17,629,359
Zijin Mining Group Co. Ltd., H Shares	15,500,000	33,862,583
		51,491,942
Colombia–1.52%
Aris Mining Corp.(a)	6,990,560	38,233,587
Ivory Coast–2.55%
Endeavour Mining PLC	2,368,966	64,181,692
Mexico–0.03%
Fresnillo PLC	50,000	670,128
Peru–1.11%
Hochschild Mining PLC(a)	7,430,000	27,979,115
South Africa–4.44%
Gold Fields Ltd., ADR	3,097,670	69,821,482
Pan African Resources PLC	35,510,000	21,064,381
Sibanye Stillwater Ltd., ADR(a)	4,442,587	20,658,030
		111,543,893
Turkey–1.67%
Eldorado Gold Corp.(a)	2,221,502	41,853,098
United Kingdom–2.99%
AngloGold Ashanti PLC	1,152,100	48,572,536
AngloGold Ashanti PLC	628,470	26,496,437
		75,068,973
United States–10.88%
A-Mark Precious Metals, Inc.	375,042	9,136,023
Aura Minerals, Inc.	2,169,415	44,848,634
Coeur Mining, Inc.(a)	4,400,000	24,420,000
Commercial Metals Co.	112,000	4,988,480
Freeport-McMoRan, Inc.	1,803,000	64,962,090
Hecla Mining Co.	3,195,404	18,277,711
Newmont Corp.(c)	1,785,914	94,081,950
Perpetua Resources Corp.(a)	10,000	147,300
Royal Gold, Inc.	68,300	12,479,093
		273,341,281
Zambia–0.07%
First Quantum Minerals Ltd.(a)	127,000	1,705,186
Total Common Stocks & Other Equity Interests (Cost $1,371,292,835)		2,475,212,287
Exchange-Traded Funds–0.02%
United States–0.02%
SPDR® Gold Trust–ETF(a) (Cost $370,099)	2,000	607,540
Money Market Funds–2.76%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	24,226,916	24,226,916
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Gold & Special Minerals Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	44,992,815	$44,992,815
Total Money Market Funds (Cost $69,219,731)		69,219,731
TOTAL INVESTMENTS IN SECURITIES—101.33% (Cost $1,440,882,665)		2,545,039,558
OTHER ASSETS LESS LIABILITIES–(1.33)%		(33,291,417)
NET ASSETS–100.00%		$2,511,748,141
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Rts.	– Rights
SPDR	– Standard & Poor’s Depositary Receipt
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts. See Note 1L and Note 1M.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,041,999	$204,440,932	$(189,256,015)	$-	$-	$24,226,916	$682,623
Invesco Liquid Assets Portfolio, Institutional Class	6,458,048	25,440,620	(31,898,797)	582	(453)	-	54,141
Invesco Treasury Portfolio, Institutional Class	10,333,714	365,896,860	(331,237,759)	-	-	44,992,815	1,207,491
Total	$25,833,761	$595,778,412	$(552,392,571)	$582	$(453)	$69,219,731	$1,944,255

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.

Open Exchange-Traded Equity Options Written(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value**		Value
Equity Risk
Agnico Eagle Mines Ltd.	Call	06/20/2025	3,000	USD	100.00	USD	30,000,000	$(5,715,000)
AngloGold Ashanti Ltd.	Call	07/18/2025	6,000	USD	33.00	USD	19,800,000	(6,240,000)
Cameco Corp.	Call	06/20/2025	5,800	USD	70.00	USD	40,600,000	(34,800)
Coeur Mining, Inc.	Call	06/20/2025	6,000	USD	7.50	USD	4,500,000	(75,000)
Eldorado Gold Corp.	Call	07/18/2025	3,000	USD	17.00	USD	5,100,000	(712,500)
Endeavour Mining PLC	Call	06/20/2025	3,000	CAD	35.00	CAD	10,500,000	(810,605)
Equinox Gold Corp.	Call	07/18/2025	3,000	USD	7.50	USD	2,250,000	(112,500)
Franco-Nevada Corp.	Call	05/16/2025	2,000	USD	140.00	USD	28,000,000	(6,350,000)
Lundin Gold, Inc.	Call	05/16/2025	5,000	CAD	35.00	CAD	17,500,000	(7,698,027)
MAG Silver Corp.	Call	06/20/2025	4,000	USD	20.00	USD	8,000,000	(80,000)
Newmont Corp.	Call	06/20/2025	6,000	USD	47.50	USD	28,500,000	(3,615,000)
Subtotal – Equity Call Options Written								(31,443,432)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written(a)—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value**		Value
Equity Risk
Agnico Eagle Mines Ltd.	Put	06/20/2025	1,000	USD	75.00	USD	7,500,000	$(27,500)
AngloGold Ashanti Ltd.	Put	07/18/2025	2,000	USD	26.00	USD	5,200,000	(225,000)
B2Gold Corp.	Put	07/18/2025	8,000	USD	2.50	USD	2,000,000	(80,000)
Cameco Corp.	Put	06/20/2025	2,000	USD	45.00	USD	9,000,000	(624,000)
Coeur Mining, Inc.	Put	06/20/2025	3,000	USD	5.00	USD	1,500,000	(90,000)
First Quantum Minerals Ltd.	Put	05/16/2025	2,000	CAD	16.00	CAD	3,200,000	(25,388)
Franco-Nevada Corp.	Put	05/16/2025	1,000	USD	105.00	USD	10,500,000	(17,500)
Freeport-McMoran, Inc.	Put	06/20/2025	1,000	USD	35.00	USD	3,500,000	(176,000)
Newmont Corp.	Put	06/20/2025	1,000	USD	32.50	USD	3,250,000	(12,500)
Subtotal – Equity Put Options Written								(1,277,888)
Total Open Exchanged-Traded Equity Options Written								$(32,721,320)

(a)	Open Exchange-Traded Options Written collateralized by $79,714 cash held with Morgan Stanley.
**	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
CAD	—Canadian Dollar
USD	—U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Gold & Special Minerals Fund

Consolidated Statement of Assets and Liabilities
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,371,662,934)	$2,475,819,827
Investments in affiliated money market funds, at value (Cost $69,219,731)	69,219,731
Deposits with brokers:
Cash collateral — exchange-traded options contracts	79,714
Cash	1,036,483
Foreign currencies, at value (Cost $2,580,139)	2,585,749
Receivable for:
Investments sold	2,532
Fund shares sold	3,192,692
Dividends	702,634
Investment for trustee deferred compensation and retirement plans	147,862
Other assets	42,359
Total assets	2,552,829,583
Liabilities:
Other investments:
Options written, at value (premiums received $9,244,241)	32,721,320
Payable for:
Investments purchased	3,585,459
Fund shares reacquired	3,327,766
Accrued fees to affiliates	1,137,246
Accrued trustees’ and officers’ fees and benefits	28,829
Accrued other operating expenses	124,260
Trustee deferred compensation and retirement plans	156,562
Total liabilities	41,081,442
Net assets applicable to shares outstanding	$2,511,748,141
Net assets consist of:
Shares of beneficial interest	$2,868,341,632
Distributable earnings (loss)	(356,593,491)
$2,511,748,141
Net Assets:
Class A	$1,099,365,578
Class C	$79,726,016
Class R	$179,910,186
Class Y	$660,651,730
Class R5	$1,833,955
Class R6	$490,260,676
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	31,823,292
Class C	2,612,671
Class R	5,516,048
Class Y	19,078,095
Class R5	52,926
Class R6	14,013,583
Class A:
Net asset value per share	$34.55
Maximum offering price per share (Net asset value of $34.55 ÷ 94.50%)	$36.56
Class C:
Net asset value and offering price per share	$30.52
Class R:
Net asset value and offering price per share	$32.62
Class Y:
Net asset value and offering price per share	$34.63
Class R5:
Net asset value and offering price per share	$34.65
Class R6:
Net asset value and offering price per share	$34.98
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Gold & Special Minerals Fund

Consolidated Statement of Operations
For the year ended April 30, 2025
Investment income:
Dividends (net of foreign withholding taxes of $2,333,921)	$24,353,236
Dividends from affiliates	1,944,255
Total investment income	26,297,491
Expenses:
Advisory fees	12,409,119
Administrative services fees	300,740
Custodian fees	68,660
Distribution fees:
Class A	2,228,236
Class C	746,939
Class R	698,083
Transfer agent fees — A, C, R and Y	3,088,468
Transfer agent fees — R5	1,608
Transfer agent fees — R6	116,504
Trustees’ and officers’ fees and benefits	38,058
Registration and filing fees	126,245
Reports to shareholders	143,669
Professional services fees	110,278
Other	44,234
Total expenses	20,120,841
Less: Fees waived and/or expense offset arrangement(s)	(46,414)
Net expenses	20,074,427
Net investment income	6,223,064
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	270,522,495
Affiliated investment securities	(453)
Foreign currencies	(383,153)
Forward foreign currency contracts	1,220
Option contracts written	40,870,211
311,010,320
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	468,203,590
Affiliated investment securities	582
Foreign currencies	30,364
Option contracts written	(13,807,084)
454,427,452
Net realized and unrealized gain	765,437,772
Net increase in net assets resulting from operations	$771,660,836
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Gold & Special Minerals Fund

Consolidated Statement of Changes in Net Assets
For the years ended April 30, 2025 and 2024
	2025	2024
Operations:
Net investment income	$6,223,064	$6,325,424
Net realized gain (loss)	311,010,320	(78,678,306)
Change in net unrealized appreciation	454,427,452	50,668,273
Net increase (decrease) in net assets resulting from operations	771,660,836	(21,684,609)
Distributions to shareholders from distributable earnings:
Class A	(7,106,191)	(6,582,803)
Class C	(451,588)	(38,982)
Class R	(1,020,220)	(715,526)
Class Y	(5,258,849)	(5,211,617)
Class R5	(22,650)	(14,338)
Class R6	(4,144,414)	(4,140,261)
Total distributions from distributable earnings	(18,003,912)	(16,703,527)
Share transactions–net:
Class A	(62,664,427)	(77,119,299)
Class C	(19,310,437)	(16,861,360)
Class R	5,067,984	(10,805,631)
Class Y	(34,947,185)	(59,905,707)
Class R5	108,766	(28,092)
Class R6	3,077,537	5,473,440
Net increase (decrease) in net assets resulting from share transactions	(108,667,762)	(159,246,649)
Net increase (decrease) in net assets	644,989,162	(197,634,785)
Net assets:
Beginning of year	1,866,758,979	2,064,393,764
End of year	$2,511,748,141	$1,866,758,979
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Gold & Special Minerals Fund

Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/25	$24.37	$0.06	$10.34	$10.40	$(0.22)	$34.55	42.93%(d)	$1,099,366	1.05%(d)	1.05%(d)	0.20%(d)	47%
Year ended 04/30/24	24.58	0.06	(0.08)	(0.02)	(0.19)	24.37	(0.04)(d)	831,276	1.10 (d)	1.10 (d)	0.26 (d)	30
Year ended 04/30/23	26.81	0.09	(2.22)	(2.13)	(0.10)	24.58	(7.90)(d)	924,057	1.06 (d)	1.06 (d)	0.43 (d)	30
Year ended 04/30/22	27.70	0.05	(0.01)	0.04	(0.93)	26.81	0.43 (d)	1,070,962	1.05 (d)	1.05 (d)	0.19 (d)	32
Year ended 04/30/21	21.77	0.06	6.30	6.36	(0.43)	27.70	29.28 (d)	1,098,007	1.05 (d)	1.05 (d)	0.21 (d)	43
Class C
Year ended 04/30/25	21.65	(0.14)	9.17	9.03	(0.16)	30.52	41.88	79,726	1.81	1.81	(0.56)	47
Year ended 04/30/24	21.84	(0.10)	(0.08)	(0.18)	(0.01)	21.65	(0.82)	73,420	1.86	1.86	(0.50)	30
Year ended 04/30/23	23.89	(0.06)	(1.99)	(2.05)	—	21.84	(8.58)	93,031	1.82	1.82	(0.33)	30
Year ended 04/30/22	24.98	(0.14)	(0.02)	(0.16)	(0.93)	23.89	(0.34)	116,380	1.81	1.81	(0.57)	32
Year ended 04/30/21	19.68	(0.14)	5.70	5.56	(0.26)	24.98	28.27	128,089	1.81	1.81	(0.55)	43
Class R
Year ended 04/30/25	23.05	(0.02)	9.79	9.77	(0.20)	32.62	42.62	179,910	1.31	1.31	(0.06)	47
Year ended 04/30/24	23.26	0.00	(0.08)	(0.08)	(0.13)	23.05	(0.31)	123,912	1.36	1.36	0.00	30
Year ended 04/30/23	25.35	0.04	(2.10)	(2.06)	(0.03)	23.26	(8.10)	136,937	1.32	1.32	0.17	30
Year ended 04/30/22	26.32	(0.02)	(0.02)	(0.04)	(0.93)	25.35	0.14	157,476	1.31	1.31	(0.07)	32
Year ended 04/30/21	20.69	(0.01)	5.98	5.97	(0.34)	26.32	28.90	153,232	1.31	1.31	(0.05)	43
Class Y
Year ended 04/30/25	24.40	0.13	10.36	10.49	(0.26)	34.63	43.29	660,652	0.81	0.81	0.44	47
Year ended 04/30/24	24.61	0.11	(0.08)	0.03	(0.24)	24.40	0.21	494,604	0.86	0.86	0.50	30
Year ended 04/30/23	26.86	0.15	(2.24)	(2.09)	(0.16)	24.61	(7.68)	568,856	0.82	0.82	0.67	30
Year ended 04/30/22	27.69	0.12	(0.02)	0.10	(0.93)	26.86	0.64	675,653	0.81	0.81	0.43	32
Year ended 04/30/21	21.78	0.12	6.31	6.43	(0.52)	27.69	29.57	600,958	0.81	0.81	0.45	43
Class R5
Year ended 04/30/25	24.42	0.15	10.36	10.51	(0.28)	34.65	43.37	1,834	0.73	0.73	0.52	47
Year ended 04/30/24	24.63	0.13	(0.08)	0.05	(0.26)	24.42	0.31	1,246	0.76	0.76	0.60	30
Year ended 04/30/23	26.89	0.17	(2.24)	(2.07)	(0.19)	24.63	(7.60)	1,144	0.73	0.73	0.76	30
Year ended 04/30/22	27.69	0.14	(0.01)	0.13	(0.93)	26.89	0.75	2,164	0.72	0.72	0.52	32
Year ended 04/30/21	21.79	0.16	6.31	6.47	(0.57)	27.69	29.75	141	0.69	0.69	0.57	43
Class R6
Year ended 04/30/25	24.65	0.17	10.46	10.63	(0.30)	34.98	43.47	490,261	0.66	0.66	0.59	47
Year ended 04/30/24	24.87	0.15	(0.08)	0.07	(0.29)	24.65	0.38	342,300	0.69	0.69	0.67	30
Year ended 04/30/23	27.15	0.18	(2.25)	(2.07)	(0.21)	24.87	(7.52)	340,370	0.66	0.66	0.83	30
Year ended 04/30/22	27.94	0.16	(0.02)	0.14	(0.93)	27.15	0.78	354,476	0.65	0.65	0.59	32
Year ended 04/30/21	21.98	0.16	6.37	6.53	(0.57)	27.94	29.79	293,817	0.66	0.66	0.60	43

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2021, the portfolio turnover calculation excludes the value of securities purchased of $210,653,892 and sold of $9,084,044 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Gold &
Precious Metals Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
April 30, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Gold & Special Minerals Fund

Notes to Consolidated Financial Statements
April 30, 2025
NOTE 1—Significant Accounting Policies
Invesco Gold & Special Minerals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Gold & Special Minerals Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to the commodity market through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in gold bullion and other precious metals, shares of exchange-traded funds that invest in gold bullion (Gold ETFs), commodity linked derivatives related to gold or other special mineral (including commodity futures, financial futures, options and swap contracts, and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions). The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Gold & Special Minerals Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to

Invesco Gold & Special Minerals Fund

Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
L.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
M.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing

Invesco Gold & Special Minerals Fund

put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.
Other Risks - The Subsidiary will seek to gain exposure to gold bullion and other precious metals, Gold ETFs, commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $150 million	0.720%
Next $350 million	0.680%
Next $1.3 billion	0.560%
Next $2 billion	0.460%
Next $2 billion	0.410%
Next $2 billion	0.385%
Over $8 billion	0.360%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.59%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2025, the Adviser waived advisory fees of $44,787.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to

Invesco Gold & Special Minerals Fund

customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2025, IDI advised the Fund that IDI retained $120,125 in front-end sales commissions from the sale of Class A shares and $15,261 and $8,077 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2025, the Fund incurred $151,993 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$74,762,124	$488,751,236	$148,852	$563,662,212
Bosnia and Herzegovina	—	9,184,709	—	9,184,709
Brazil	9,190,123	—	—	9,190,123
Canada	1,207,106,348	—	—	1,207,106,348
China	—	51,491,942	—	51,491,942
Colombia	38,233,587	—	—	38,233,587
Ivory Coast	64,181,692	—	—	64,181,692
Mexico	—	670,128	—	670,128
Peru	—	27,979,115	—	27,979,115
South Africa	90,479,512	21,064,381	—	111,543,893
Turkey	41,853,098	—	—	41,853,098
United Kingdom	48,572,536	26,496,437	—	75,068,973
United States	273,948,821	—	—	273,948,821
Zambia	1,705,186	—	—	1,705,186
Money Market Funds	69,219,731	—	—	69,219,731
Total Investments in Securities	1,919,252,758	625,637,948	148,852	2,545,039,558
Other Investments - Liabilities*
Options Written	(32,721,320)	—	—	(32,721,320)
Total Investments	$1,886,531,438	$625,637,948	$148,852	$2,512,318,238

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Invesco Gold & Special Minerals Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
Value
Derivative Liabilities	Equity Risk
Options written, at value — Exchange-Traded	$(32,721,320)
Derivatives not subject to master netting agreements	32,721,320
Total Derivative Liabilities subject to master netting agreements	$—
Effect of Derivative Investments for the year ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain:
Forward foreign currency contracts	$1,220	$-	$1,220
Options written	-	40,870,211	40,870,211
Change in Net Unrealized Appreciation (Depreciation):
Options written	-	(13,807,084)	(13,807,084)
Total	$1,220	$27,063,127	$27,064,347
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Equity Options Written
Average notional value	$375,357	$340,332,684
Average contracts	—	143,739

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,627.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
Ordinary income*	$18,003,912	$16,703,527

*	Includes short-term capital gain distributions, if any.

Invesco Gold & Special Minerals Fund

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$4,941,587
Net unrealized appreciation — investments	1,001,301,242
Net unrealized appreciation — foreign currencies	5,442
Temporary book/tax differences	(149,461)
Capital loss carryforward	(1,362,692,301)
Shares of beneficial interest	2,868,341,632
Total net assets	$2,511,748,141
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of April 30, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$170,570,168	$1,192,122,133	$1,362,692,301
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2025 was $970,552,343 and $1,105,268,162, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,078,239,933
Aggregate unrealized (depreciation) of investments	(76,938,691)
Net unrealized appreciation of investments	$1,001,301,242
Cost of investments for tax purposes is $1,511,016,996.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies and difference in the timing of recognition of gains/(losses) on investments, on April 30, 2025, undistributed net investment income was increased by $14,211,744, undistributed net realized gain (loss) was decreased by $14,199,231 and shares of beneficial interest was decreased by $12,513. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended April 30, 2025(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	7,058,880	$206,135,670	5,506,560	$123,711,403
Class C	486,174	12,558,953	466,657	9,352,347
Class R	1,988,938	54,540,275	1,504,943	31,679,165
Class Y	5,833,250	169,171,248	5,174,484	115,305,282
Class R5	71,198	2,075,593	95,524	2,051,778
Class R6	7,156,773	209,184,071	5,781,465	130,542,828
Issued as reinvestment of dividends:
Class A	239,557	6,523,127	268,361	6,040,773
Class C	16,431	396,306	1,715	34,398
Class R	39,632	1,019,348	33,537	714,677
Class Y	150,270	4,097,851	182,307	4,105,545
Class R5	826	22,544	632	14,240
Class R6	146,043	4,020,553	174,584	3,968,283

Invesco Gold & Special Minerals Fund

Summary of Share Activity
	Year ended April 30, 2025(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	414,873	$11,742,719	377,474	$8,306,972
Class C	(468,421)	(11,742,719)	(425,189)	(8,306,972)
Reacquired:
Class A	(10,006,079)	(287,065,943)	(9,633,845)	(215,178,447)
Class C	(812,582)	(20,522,977)	(912,611)	(17,941,133)
Class R	(1,888,693)	(50,491,639)	(2,050,621)	(43,199,473)
Class Y	(7,175,934)	(208,216,284)	(8,198,300)	(179,316,534)
Class R5	(70,145)	(1,989,371)	(91,540)	(2,094,110)
Class R6	(7,177,018)	(210,127,087)	(5,754,160)	(129,037,671)
Net increase (decrease) in share activity	(3,996,027)	$(108,667,762)	(7,498,023)	$(159,246,649)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Gold & Special Minerals Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Gold & Special Minerals Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco Gold & Special Minerals Fund and its subsidiary (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2025, the related consolidated statement of operations for the year ended April 30, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Gold & Special Minerals Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
Federal and State Income Tax
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	24.30%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	2.42%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Invesco Gold & Special Minerals Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Gold & Special Minerals Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
O-GSM-NCSR

Annual Financial Statements and Other Information
April 30, 2025
Invesco Small Cap Value Fund
Nasdaq:
A: VSCAX ■ C: VSMCX ■ R: VSRAX ■ Y: VSMIX ■ R6: SMVSX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025

Shares		Value
Common Stocks & Other Equity Interests–91.43%
Agricultural & Farm Machinery–0.90%
AGCO Corp.(b)	624,833	$53,004,583
Application Software–0.25%
Mitek Systems, Inc.(b)(c)	1,761,592	14,585,982
Asset Management & Custody Banks–0.36%
WisdomTree, Inc.(b)	2,432,627	21,163,855
Biotechnology–1.39%
Amicus Therapeutics, Inc.(b)(c)	1,121,550	8,613,504
Arcutis Biotherapeutics, Inc.(b)(c)	822,815	12,268,172
Ascendis Pharma A/S, ADR (Denmark)(c)	88,873	15,147,514
Dynavax Technologies Corp.(b)(c)	1,207,677	14,190,205
Mirum Pharmaceuticals, Inc.(b)(c)	255,370	11,095,826
Neurocrine Biosciences, Inc.(c)	94,919	10,221,827
Rhythm Pharmaceuticals, Inc.(b)(c)	158,287	10,318,730
		81,855,778
Building Products–0.16%
Janus International Group, Inc.(b)(c)	1,340,343	9,221,560
Casinos & Gaming–1.19%
PENN Entertainment, Inc.(c)	4,613,529	70,217,911
Commodity Chemicals–0.33%
Orion S.A. (Germany)	1,631,035	19,637,661
Communications Equipment–2.02%
Harmonic, Inc.(c)	3,944,579	35,422,319
Lumentum Holdings, Inc.(b)(c)	1,413,569	83,457,114
		118,879,433
Construction & Engineering–2.89%
AECOM	918,628	90,622,652
Concrete Pumping Holdings, Inc.(b)	513,680	3,082,080
MasTec, Inc.(c)	571,363	72,745,937
Orion Group Holdings, Inc.(b)(c)	639,231	4,084,686
		170,535,355
Construction Machinery & Heavy Transportation Equipment– 1.37%
Astec Industries, Inc.	209,074	7,574,751
Manitowoc Co., Inc. (The)(c)	230,000	1,812,400
NFI Group, Inc. (Canada)(c)	1,302,372	10,958,592
Oshkosh Corp.	446,414	37,391,637
REV Group, Inc.(b)	697,337	22,802,920
		80,540,300
Copper–1.06%
Capstone Copper Corp. (Canada)(c)	9,531,674	45,909,122
ERO Copper Corp. (Brazil)(c)	1,323,902	16,536,771
		62,445,893
Diversified Chemicals–0.77%
Huntsman Corp.	3,400,048	45,254,639
Diversified Metals & Mining–3.23%
Hudbay Minerals, Inc. (Canada)	10,693,614	77,742,574
MP Materials Corp.(b)(c)	2,058,924	50,361,281
Shares		Value
Diversified Metals & Mining–(continued)
Teck Resources Ltd., Class B (Canada)	1,829,811	$62,195,276
		190,299,131
Electric Utilities–2.84%
NRG Energy, Inc.	1,529,987	167,655,975
Electrical Components & Equipment–1.41%
EnerSys	628,962	54,468,109
Regal Rexnord Corp.	272,291	28,819,280
		83,287,389
Electronic Components–1.90%
Coherent Corp.(c)	1,481,321	95,278,566
Vishay Intertechnology, Inc.(b)	1,290,122	16,758,685
		112,037,251
Electronic Equipment & Instruments–0.78%
Crane NXT Co.(b)	979,552	45,960,580
Electronic Manufacturing Services–0.33%
Benchmark Electronics, Inc.(b)	592,229	19,265,209
Fertilizers & Agricultural Chemicals–0.63%
Mosaic Co. (The)	1,226,312	37,279,885
Food Distributors–0.46%
Performance Food Group Co.(c)	335,371	27,051,025
Gold–1.29%
Sandstorm Gold Ltd. (Canada)	8,726,640	75,921,768
Health Care Equipment–5.28%
Hologic, Inc.(c)	2,172,509	126,440,024
Integra LifeSciences Holdings Corp.(b)(c)	3,130,919	51,315,762
LivaNova PLC(b)(c)	870,067	32,192,478
QuidelOrtho Corp.(b)(c)(d)	3,660,385	101,722,099
		311,670,363
Health Care Services–0.57%
Fresenius Medical Care AG (Germany)	664,650	33,814,449
Hotels, Resorts & Cruise Lines–1.97%
Expedia Group, Inc.	319,567	50,149,649
Travel + Leisure Co.	1,498,866	65,845,184
		115,994,833
Human Resource & Employment Services–1.40%
Kelly Services, Inc., Class A	393,470	4,544,578
ManpowerGroup, Inc.	1,642,441	70,739,934
TrueBlue, Inc.(b)(c)(d)	1,720,568	7,467,265
		82,751,777
Industrial Machinery & Supplies & Components–3.76%
Chart Industries, Inc.(b)(c)	609,224	82,233,056
Columbus McKinnon Corp.	1,084,089	16,098,722
Gates Industrial Corp. PLC(c)	2,454,684	46,442,621
Konecranes OYJ (Finland)	1,145,027	76,714,545
		221,488,944
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Small Cap Value Fund

Shares		Value
Interactive Home Entertainment–0.33%
Ubisoft Entertainment S.A. (France)(c)	1,666,748	$19,638,148
Interactive Media & Services–1.11%
Match Group, Inc.	2,216,781	65,749,724
Investment Banking & Brokerage–0.67%
Lazard, Inc.	1,009,359	39,264,065
IT Consulting & Other Services–4.20%
Endava PLC, ADR (United Kingdom)(b)(c)(d)	3,178,886	57,887,514
EPAM Systems, Inc.(c)	646,166	101,389,907
Globant S.A.(c)	749,938	88,170,211
		247,447,632
Life & Health Insurance–2.71%
Globe Life, Inc.	1,296,238	159,877,995
Life Sciences Tools & Services–3.15%
Avantor, Inc.(b)(c)	5,958,897	77,406,072
ICON PLC(c)	714,089	108,141,638
		185,547,710
Managed Health Care–4.20%
Centene Corp.(c)	1,997,062	119,524,161
Molina Healthcare, Inc.(c)	391,240	127,939,392
		247,463,553
Metal, Glass & Plastic Containers–2.13%
Crown Holdings, Inc.	1,305,005	125,711,132
Office Services & Supplies–0.36%
MillerKnoll, Inc.(b)	1,294,843	21,235,425
Oil & Gas Drilling–0.33%
Patterson-UTI Energy, Inc.(b)	3,459,812	19,513,340
Oil & Gas Equipment & Services–0.22%
Helix Energy Solutions Group, Inc.(c)	2,159,747	13,152,859
Oil & Gas Exploration & Production–5.65%
Advantage Energy Ltd. (Canada)(c)	4,901,492	34,807,491
Antero Resources Corp.(c)	1,172,970	40,854,545
ARC Resources Ltd. (Canada)	3,514,618	65,035,474
EQT Corp.	560,127	27,692,679
Expand Energy Corp.	793,010	82,393,739
Kosmos Energy Ltd. (Ghana)(c)	8,036,911	12,376,843
Northern Oil and Gas, Inc.(b)	604,259	14,683,494
Tamarack Valley Energy Ltd. (Canada)(b)	8,650,307	22,400,693
Veren, Inc. (Canada)	5,524,961	32,702,511
		332,947,469
Packaged Foods & Meats–0.17%
Hain Celestial Group, Inc. (The)(b)(c)	3,247,546	9,872,540
Paper & Plastic Packaging Products & Materials–0.79%
Sealed Air Corp.	1,701,147	46,883,611
Passenger Ground Transportation–0.00%
Mobico Group PLC (United Kingdom)(c)	258	107
Pharmaceuticals–0.75%
Axsome Therapeutics, Inc.(c)	183,595	20,615,883
Tarsus Pharmaceuticals, Inc.(b)(c)	457,843	23,766,630
		44,382,513
Shares		Value
Regional Banks–11.17%
Citizens Financial Group, Inc.	1,097,552	$40,488,693
East West Bancorp, Inc.	1,319,868	112,914,708
Five Star Bancorp	315,477	8,732,404
Huntington Bancshares, Inc.	6,327,189	91,934,056
Pinnacle Financial Partners, Inc.	1,017,100	101,954,104
Renasant Corp.(b)	917,105	29,411,557
SouthState Corp.	157,773	13,691,541
Webster Financial Corp.	2,159,230	102,131,579
Western Alliance Bancorporation	2,258,293	157,425,605
		658,684,247
Research & Consulting Services–4.53%
Amentum Holdings, Inc.(b)(c)	3,483,929	76,019,331
KBR, Inc.	2,483,840	131,171,590
Science Applications International Corp.	496,829	60,131,214
		267,322,135
Restaurants–0.05%
Marston’s PLC (United Kingdom)(c)	5,848,400	2,814,365
Semiconductor Materials & Equipment–2.59%
Ichor Holdings Ltd.(b)(c)	335,717	6,640,482
MKS Instruments, Inc.	657,966	46,149,735
Onto Innovation, Inc.(c)	625,844	76,334,193
Ultra Clean Holdings, Inc.(b)(c)	1,256,683	23,506,256
		152,630,666
Semiconductors–1.80%
Allegro MicroSystems, Inc. (Japan)(b)(c)	1,416,331	27,009,432
Rambus, Inc.(c)	1,040,435	50,762,824
Silicon Motion Technology Corp., ADR (Taiwan)	576,665	28,544,917
		106,317,173
Silver–1.57%
Pan American Silver Corp. (Canada)	3,680,793	92,682,368
Specialized Finance–0.78%
Burford Capital Ltd.(b)	3,409,697	46,303,685
Specialty Chemicals–0.28%
Element Solutions, Inc.	799,511	16,318,020
Trading Companies & Distributors–3.35%
Air Lease Corp., Class A	859,297	40,180,728
MSC Industrial Direct Co., Inc., Class A	813,996	62,254,414
WESCO International, Inc.	585,153	95,356,533
		197,791,675
Total Common Stocks & Other Equity Interests (Cost $5,282,499,586)		5,391,373,686

Exchange-Traded Funds–4.14%
Global X Copper Miners ETF(b)	1,312,149	49,612,354
Global X Uranium ETF(b)	2,170,631	54,265,775
VanEck Junior Gold Miners ETF(b)	2,283,436	140,202,970
Total Exchange-Traded Funds (Cost $215,744,522)		244,081,099
Money Market Funds–2.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	47,578,828	47,578,828
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Small Cap Value Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	87,988,824	$87,988,824
Total Money Market Funds (Cost $135,567,652)		135,567,652
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.87% (Cost $5,633,811,760)		5,771,022,437
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.57%
Invesco Private Government Fund, 4.32%(d)(e)(f)	88,744,817	88,744,817
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	239,795,444	$239,843,403
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $328,597,295)		328,588,220
TOTAL INVESTMENTS IN SECURITIES–103.44% (Cost $5,962,409,055)		6,099,610,657
OTHER ASSETS LESS LIABILITIES—(3.44)%		(202,567,627)
NET ASSETS–100.00%		$5,897,043,030
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,221,338	$774,802,655	$(743,445,165)	$-	$-	$47,578,828	$3,009,966
Invesco Liquid Assets Portfolio, Institutional Class	11,214,568	82,940,003	(94,154,817)	(2,184)	2,430	-	295,471
Invesco Treasury Portfolio, Institutional Class	18,538,672	1,374,606,877	(1,305,156,725)	-	-	87,988,824	5,243,982
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	98,095,948	929,332,368	(938,683,499)	-	-	88,744,817	5,761,145*
Invesco Private Prime Fund	253,313,911	1,735,892,716	(1,749,351,458)	7,646	(19,412)	239,843,403	15,472,853*
Investments in Other Affiliates:
Endava PLC, ADR	63,237,400	30,613,151	-	(35,963,037)	-	57,887,514	-
Hain Celestial Group, Inc. (The)**	-	39,693,984	(5,535,562)	(14,833,828)	(9,452,054)	9,872,540	-
QuidelOrtho Corp.	-	157,198,262	-	(55,476,163)	-	101,722,099	-
TrueBlue, Inc.	13,588,722	4,853,083	(1,194,844)	(7,895,101)	(1,884,595)	7,467,265	-
Total	$474,210,559	$5,129,933,099	$(4,837,522,070)	$(114,162,667)	$(11,353,631)	$641,105,290	$29,783,417

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	At April 30, 2025, this security was no longer an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Small Cap Value Fund

Statement of Assets and Liabilities
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $5,219,351,674)*	$5,468,377,907
Investments in affiliates, at value (Cost $743,057,381)	631,232,750
Cash	76,009,808
Receivable for:
Investments sold	54,574,535
Fund shares sold	9,637,897
Dividends	1,994,922
Investment for trustee deferred compensation and retirement plans	229,129
Other assets	144,458
Total assets	6,242,201,406
Liabilities:
Payable for:
Investments purchased	4,722,742
Fund shares reacquired	9,447,786
Amount due custodian - foreign currency, at value (Cost $84,763)	85,139
Collateral upon return of securities loaned	328,597,295
Accrued fees to affiliates	1,947,222
Accrued trustees’ and officers’ fees and benefits	3,016
Accrued other operating expenses	111,701
Trustee deferred compensation and retirement plans	243,475
Total liabilities	345,158,376
Net assets applicable to shares outstanding	$5,897,043,030
Net assets consist of:
Shares of beneficial interest	$5,424,685,566
Distributable earnings	472,357,464
$5,897,043,030
Net Assets:
Class A	$969,304,411
Class C	$38,175,535
Class R	$24,265,205
Class Y	$3,596,337,568
Class R6	$1,268,960,311
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	46,319,790
Class C	4,247,103
Class R	1,171,166
Class Y	156,085,747
Class R6	54,437,757
Class A:
Net asset value per share	$20.93
Maximum offering price per share (Net asset value of $20.93 ÷ 94.50%)	$22.15
Class C:
Net asset value and offering price per share	$8.99
Class R:
Net asset value and offering price per share	$20.72
Class Y:
Net asset value and offering price per share	$23.04
Class R6:
Net asset value and offering price per share	$23.31

*	At April 30, 2025, securities with an aggregate value of $318,240,020 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Small Cap Value Fund

Statement of Operations
For the year ended April 30, 2025
Investment income:
Interest	$281
Dividends (net of foreign withholding taxes of $1,651,026)	69,089,983
Dividends from affiliated money market funds (includes net securities lending income of $1,045,243)	9,594,662
Total investment income	78,684,926
Expenses:
Advisory fees	36,317,441
Administrative services fees	861,909
Custodian fees	103,183
Distribution fees:
Class A	2,781,163
Class C	460,563
Class R	135,493
Transfer agent fees — A, C, R and Y	7,666,290
Transfer agent fees — R6	327,404
Trustees’ and officers’ fees and benefits	69,908
Registration and filing fees	209,234
Reports to shareholders	394,949
Professional services fees	100,359
Other	75,168
Total expenses	49,503,064
Less: Fees waived and/or expense offset arrangement(s)	(228,042)
Net expenses	49,275,022
Net investment income	29,409,904
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	730,698,784
Affiliated investment securities	(11,353,631)
Foreign currencies	(117,303)
Forward foreign currency contracts	(2,711,185)
716,516,665
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(631,176,509)
Affiliated investment securities	(114,162,667)
Foreign currencies	13,551
Forward foreign currency contracts	486,248
(744,839,377)
Net realized and unrealized gain (loss)	(28,322,712)
Net increase in net assets resulting from operations	$1,087,192
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Small Cap Value Fund

Statement of Changes in Net Assets
For the years ended April 30, 2025 and 2024
	2025	2024
Operations:
Net investment income	$29,409,904	$21,589,507
Net realized gain	716,516,665	206,702,859
Change in net unrealized appreciation (depreciation)	(744,839,377)	767,707,335
Net increase in net assets resulting from operations	1,087,192	995,999,701
Distributions to shareholders from distributable earnings:
Class A	(86,002,586)	(45,260,052)
Class C	(7,311,672)	(3,274,934)
Class R	(2,074,768)	(990,076)
Class Y	(264,218,689)	(84,433,654)
Class R6	(88,824,084)	(29,735,481)
Total distributions from distributable earnings	(448,431,799)	(163,694,197)
Share transactions–net:
Class A	(42,216,875)	47,227,752
Class C	(1,173,549)	6,785,141
Class R	1,222,431	4,596,065
Class Y	1,310,702,283	705,640,377
Class R6	505,831,906	284,280,773
Net increase in net assets resulting from share transactions	1,774,366,196	1,048,530,108
Net increase in net assets	1,327,021,589	1,880,835,612
Net assets:
Beginning of year	4,570,021,441	2,689,185,829
End of year	$5,897,043,030	$4,570,021,441
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Small Cap Value Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover
Class A
Year ended 04/30/25	$22.06	$0.07	$0.66	$0.73	$(0.09)	$(1.77)	$(1.86)	$20.93	2.07%	$969,304	1.07%	1.07%	0.29%	52%
Year ended 04/30/24	17.33	0.09	5.64	5.73	(0.11)	(0.89)	(1.00)	22.06	33.73	1,065,495	1.11	1.11	0.44	40
Year ended 04/30/23	18.37	0.10	0.62	0.72	(0.06)	(1.70)	(1.76)	17.33	4.09	798,428	1.09	1.09	0.58	51
Year ended 04/30/22	20.84	0.01	0.62	0.63	(0.00)	(3.10)	(3.10)	18.37	3.75	721,429	1.09	1.09	0.11	79
Year ended 04/30/21	9.62	0.03	11.24	11.27	(0.05)	—	(0.05)	20.84	117.30	687,428	1.12	1.12	0.24	71
Class C
Year ended 04/30/25	10.39	(0.05)	0.45	0.40	(0.03)	(1.77)	(1.80)	8.99	1.27	38,176	1.82	1.82	(0.46)	52
Year ended 04/30/24	8.61	(0.03)	2.75	2.72	(0.05)	(0.89)	(0.94)	10.39	32.74	45,502	1.86	1.86	(0.31)	40
Year ended 04/30/23	10.00	(0.02)	0.33	0.31	(0.00)	(1.70)	(1.70)	8.61	3.36	32,363	1.84	1.84	(0.17)	51
Year ended 04/30/22	12.85	(0.07)	0.32	0.25	(0.00)	(3.10)	(3.10)	10.00	2.99	23,397	1.84	1.84	(0.64)	79
Year ended 04/30/21	5.96	(0.04)	6.94	6.90	(0.01)	—	(0.01)	12.85	115.93 (c)	17,598	1.81 (c)	1.81 (c)	(0.45)(c)	71
Class R
Year ended 04/30/25	21.88	0.01	0.64	0.65	(0.04)	(1.77)	(1.81)	20.72	1.77	24,265	1.32	1.32	0.04	52
Year ended 04/30/24	17.22	0.04	5.60	5.64	(0.09)	(0.89)	(0.98)	21.88	33.37	24,633	1.36	1.36	0.19	40
Year ended 04/30/23	18.28	0.06	0.61	0.67	(0.03)	(1.70)	(1.73)	17.22	3.83	15,241	1.34	1.34	0.33	51
Year ended 04/30/22	20.79	(0.03)	0.62	0.59	(0.00)	(3.10)	(3.10)	18.28	3.52	11,315	1.34	1.34	(0.14)	79
Year ended 04/30/21	9.61	(0.00)(d)	11.21	11.21	(0.03)	—	(0.03)	20.79	116.81	9,140	1.37	1.37	(0.01)	71
Class Y
Year ended 04/30/25	24.12	0.14	0.69	0.83	(0.14)	(1.77)	(1.91)	23.04	2.30	3,596,338	0.82	0.82	0.54	52
Year ended 04/30/24	18.86	0.15	6.16	6.31	(0.16)	(0.89)	(1.05)	24.12	34.06	2,576,033	0.86	0.86	0.69	40
Year ended 04/30/23	19.84	0.16	0.66	0.82	(0.10)	(1.70)	(1.80)	18.86	4.31	1,416,555	0.84	0.84	0.83	51
Year ended 04/30/22	22.23	0.08	0.67	0.75	(0.04)	(3.10)	(3.14)	19.84	4.06	1,085,935	0.84	0.84	0.36	79
Year ended 04/30/21	10.25	0.07	11.98	12.05	(0.07)	—	(0.07)	22.23	117.78	812,019	0.87	0.87	0.49	71
Class R6
Year ended 04/30/25	24.37	0.18	0.70	0.88	(0.17)	(1.77)	(1.94)	23.31	2.47	1,268,960	0.69	0.69	0.67	52
Year ended 04/30/24	19.05	0.18	6.21	6.39	(0.18)	(0.89)	(1.07)	24.37	34.20	858,358	0.71	0.71	0.84	40
Year ended 04/30/23	20.01	0.19	0.68	0.87	(0.13)	(1.70)	(1.83)	19.05	4.50	426,599	0.70	0.70	0.97	51
Year ended 04/30/22	22.39	0.11	0.67	0.78	(0.06)	(3.10)	(3.16)	20.01	4.17	221,751	0.70	0.70	0.50	79
Year ended 04/30/21	10.31	0.09	12.07	12.16	(0.08)	—	(0.08)	22.39	118.25	78,279	0.73	0.73	0.63	71

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94% for the years ended April 30, 2021.
(d)	Amount represents less than $(0.005).
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Small Cap Value Fund

Notes to Financial Statements
April 30, 2025
NOTE 1—Significant Accounting Policies
Invesco Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund has limited public sales of its shares to certain investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Small Cap Value Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
10
Invesco Small Cap Value Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2025, the Fund paid the Adviser $67,201 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.670%
Next $500 million	0.645%
Over $1 billion	0.620%
For the year ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
11
Invesco Small Cap Value Fund

Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2025, the Adviser waived advisory fees of $200,707.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2025, IDI advised the Fund that IDI retained $82,680 in front-end sales commissions from the sale of Class A shares and $2,758 and $5,404 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2025, the Fund incurred $68,829 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,258,392,072	$132,981,614	$—	$5,391,373,686
Exchange-Traded Funds	244,081,099	—	—	244,081,099
Money Market Funds	135,567,652	328,588,220	—	464,155,872
Total Investments	$5,638,040,823	$461,569,834	$—	$6,099,610,657
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
12
Invesco Small Cap Value Fund

Effect of Derivative Investments for the year ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(2,711,185)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	486,248
Total	$(2,224,937)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$252,178,569

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $27,335.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
Ordinary income*	$53,967,698	$23,029,237
Long-term capital gain	394,464,101	140,664,960
Total distributions	$448,431,799	$163,694,197

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$60,146,659
Undistributed long-term capital gain	349,024,871
Net unrealized appreciation — investments	69,661,081
Net unrealized appreciation — foreign currencies	15,255
Temporary book/tax differences	(156,751)
Capital loss carryforward	(6,333,651)
Shares of beneficial interest	5,424,685,566
Total net assets	$5,897,043,030
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
13
Invesco Small Cap Value Fund

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of April 30, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,214,168	$1,119,483	$6,333,651
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2025 was $4,101,312,474 and $2,942,531,952, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$725,756,868
Aggregate unrealized (depreciation) of investments	(656,095,787)
Net unrealized appreciation of investments	$69,661,081
Cost of investments for tax purposes is $6,029,949,576.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on April 30, 2025, undistributed net investment income was decreased by $111,134, undistributed net realized gain was decreased by $63,214,866 and shares of beneficial interest was increased by $63,326,000. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended April 30, 2025(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	5,337,156	$126,302,210	9,760,696	$193,652,081
Class C	529,400	5,745,665	1,941,123	18,840,075
Class R	244,408	5,717,007	456,690	8,828,717
Class Y	82,354,434	2,128,704,624	64,116,614	1,393,315,035
Class R6	27,680,345	722,403,741	20,130,079	439,470,909
Issued as reinvestment of dividends:
Class A	3,297,619	80,824,648	2,156,145	42,713,236
Class C	640,558	6,764,287	327,224	3,062,814
Class R	84,311	2,048,759	49,492	973,498
Class Y	8,217,061	221,531,958	3,224,710	69,782,715
Class R6	3,054,204	83,257,605	1,272,960	27,826,915
Automatic conversion of Class C shares to Class A shares:
Class A	137,575	3,216,467	120,309	2,390,686
Class C	(306,951)	(3,216,467)	(249,374)	(2,390,686)
Reacquired:
Class A	(10,754,490)	(252,560,200)	(9,798,483)	(191,528,251)
Class C	(996,547)	(10,467,034)	(1,397,155)	(12,727,062)
Class R	(283,180)	(6,543,335)	(265,462)	(5,206,150)
Class Y	(41,292,902)	(1,039,534,299)	(35,630,783)	(757,457,373)
Class R6	(11,512,787)	(299,829,440)	(8,582,174)	(183,017,051)
Net increase in share activity	66,430,214	$1,774,366,196	47,632,611	$1,048,530,108

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Small Cap Value Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Small Cap Value Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Small Cap Value Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$457,790,101
Qualified Dividend Income*	87.27%
Corporate Dividends Received Deduction*	70.98%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	4.95%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$22,050,260
16
Invesco Small Cap Value Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco Small Cap Value Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
VK-SCV-NCSR

Annual Financial Statements and Other Information
April 30, 2025
Invesco Technology Fund
Nasdaq:
A: ITYAX ■ C: ITHCX ■ Y: ITYYX ■ Investor: FTCHX ■ R5: FTPIX ■ R6: FTPSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025

Shares		Value
Common Stocks & Other Equity Interests–98.42%
Aerospace & Defense–5.43%
Axon Enterprise, Inc.(b)	42,945	$26,338,169
BAE Systems PLC (United Kingdom)	771,247	17,879,539
General Electric Co.	118,938	23,970,765
Howmet Aerospace, Inc.	128,242	17,771,776
		85,960,249
Application Software–14.44%
AppLovin Corp., Class A(b)	87,148	23,469,828
Atlassian Corp., Class A(b)	99,415	22,697,439
Cadence Design Systems, Inc.(b)	91,449	27,228,025
Guidewire Software, Inc.(b)	84,307	17,263,544
HubSpot, Inc.(b)	52,203	31,922,134
Manhattan Associates, Inc.(b)	19,410	3,443,140
Roper Technologies, Inc.	34,178	19,142,414
Salesforce, Inc.	101,955	27,396,328
Samsara, Inc., Class A(b)	496,613	19,695,672
SAP SE, ADR (Germany)	58,451	17,078,798
Tyler Technologies, Inc.(b)	35,719	19,406,133
		228,743,455
Automotive Retail–0.92%
O’Reilly Automotive, Inc.(b)	10,332	14,621,846
Broadline Retail–5.40%
Amazon.com, Inc.(b)	295,545	54,504,409
MercadoLibre, Inc. (Brazil)(b)	13,324	31,056,245
		85,560,654
Communications Equipment–3.24%
Arista Networks, Inc.(b)	208,728	17,172,053
Cisco Systems, Inc.	592,441	34,201,619
		51,373,672
Education Services–1.12%
Duolingo, Inc.(b)	45,682	17,792,225
Electronic Manufacturing Services–2.26%
Flex Ltd.(b)	583,716	20,044,807
Jabil, Inc.	107,758	15,793,013
		35,837,820
Environmental & Facilities Services–0.97%
Republic Services, Inc.	61,095	15,319,571
Health Care Equipment–2.21%
Boston Scientific Corp.(b)	189,708	19,515,262
Intuitive Surgical, Inc.(b)	30,045	15,497,211
		35,012,473
Health Care REITs–0.89%
Welltower, Inc.	92,839	14,166,303
Interactive Home Entertainment–1.95%
Take-Two Interactive Software, Inc.(b)	132,098	30,821,105
Interactive Media & Services–5.82%
Alphabet, Inc., Class A	118,258	18,779,371
Meta Platforms, Inc., Class A	122,197	67,086,153
Shares		Value
Interactive Media & Services–(continued)
Reddit, Inc., Class A(b)(c)	54,732	$6,380,109
		92,245,633
Internet Services & Infrastructure–3.95%
Cloudflare, Inc., Class A(b)	179,023	21,622,398
Shopify, Inc., Class A (Canada)(b)	155,806	14,801,570
Snowflake, Inc., Class A(b)	163,559	26,086,025
		62,509,993
Movies & Entertainment–6.80%
Netflix, Inc.(b)	50,661	57,334,067
Spotify Technology S.A. (Sweden)(b)	55,827	34,276,661
TKO Group Holdings, Inc.	98,445	16,037,675
		107,648,403
Restaurants–1.52%
DoorDash, Inc., Class A(b)	124,410	23,997,445
Semiconductor Materials & Equipment–4.68%
KLA Corp.	39,532	27,778,741
Lam Research Corp.	502,634	36,023,779
Nova Ltd. (Israel)(b)	52,230	10,248,048
		74,050,568
Semiconductors–16.62%
Analog Devices, Inc.	137,653	26,831,323
Broadcom, Inc.	275,870	53,096,699
Lattice Semiconductor Corp.(b)	216,172	10,577,296
MACOM Technology Solutions Holdings, Inc.(b)	203,017	21,063,014
Monolithic Power Systems, Inc.	29,546	17,523,732
NVIDIA Corp.	873,502	95,141,838
SiTime Corp.(b)	76,538	11,240,371
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	166,726	27,791,557
		263,265,830
Systems Software–14.61%
Check Point Software Technologies Ltd. (Israel)(b)	105,409	23,143,600
Commvault Systems, Inc.(b)	113,774	19,015,049
CrowdStrike Holdings, Inc., Class A(b)	75,337	32,309,779
CyberArk Software Ltd.(b)	87,719	30,891,123
Microsoft Corp.	114,471	45,245,807
Oracle Corp.	137,961	19,413,872
Palo Alto Networks, Inc.(b)	114,191	21,345,724
ServiceNow, Inc.(b)	41,932	40,045,479
		231,410,433
Technology Hardware, Storage & Peripherals–2.25%
Apple, Inc.	167,967	35,692,988
Transaction & Payment Processing Services–2.46%
Mastercard, Inc., Class A	71,218	39,031,737
Wireless Telecommunication Services–0.88%
T-Mobile US, Inc.	56,364	13,919,090
Total Common Stocks & Other Equity Interests (Cost $1,111,403,699)		1,558,981,493
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Technology Fund

Shares		Value
Money Market Funds–1.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	8,931,042	$8,931,042
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	16,924,052	16,924,052
Total Money Market Funds (Cost $25,855,094)		25,855,094
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,137,258,793)		1,584,836,587
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.43%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,874,972	1,874,972
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	4,875,380	$4,876,355
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,751,327)		6,751,327
TOTAL INVESTMENTS IN SECURITIES–100.48% (Cost $1,144,010,120)		1,591,587,914
OTHER ASSETS LESS LIABILITIES—(0.48)%		(7,656,830)
NET ASSETS–100.00%		$1,583,931,084
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,675,266	$219,535,516	$(218,279,740)	$-	$-	$8,931,042	$371,726
Invesco Liquid Assets Portfolio, Institutional Class	5,910,731	28,425,980	(34,336,963)	(428)	680	-	65,260
Invesco Treasury Portfolio, Institutional Class	8,771,733	384,758,772	(376,606,453)	-	-	16,924,052	644,379
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,817,034	282,368,925	(293,310,987)	-	-	1,874,972	598,001*
Invesco Private Prime Fund	32,965,581	550,953,856	(579,043,316)	2,162	(1,928)	4,876,355	1,549,625*
Total	$68,140,345	$1,466,043,049	$(1,501,577,459)	$1,734	$(1,248)	$32,606,421	$3,228,991

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Technology Fund

Statement of Assets and Liabilities
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,111,403,699)*	$1,558,981,493
Investments in affiliated money market funds, at value (Cost $32,606,421)	32,606,421
Foreign currencies, at value (Cost $537)	539
Receivable for:
Fund shares sold	447,538
Dividends	528,505
Investment for trustee deferred compensation and retirement plans	168,134
Other assets	86,300
Total assets	1,592,818,930
Liabilities:
Payable for:
Fund shares reacquired	1,172,734
Collateral upon return of securities loaned	6,751,327
Accrued fees to affiliates	688,974
Accrued trustees’ and officers’ fees and benefits	1,778
Accrued other operating expenses	94,990
Trustee deferred compensation and retirement plans	178,043
Total liabilities	8,887,846
Net assets applicable to shares outstanding	$1,583,931,084
Net assets consist of:
Shares of beneficial interest	$1,005,448,495
Distributable earnings	578,482,589
$1,583,931,084
Net Assets:
Class A	$890,131,501
Class C	$45,095,290
Class Y	$51,264,051
Investor Class	$588,775,615
Class R5	$1,056,896
Class R6	$7,607,731
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	16,539,669
Class C	1,421,495
Class Y	906,315
Investor Class	10,941,614
Class R5	14,365
Class R6	102,929
Class A:
Net asset value per share	$53.82
Maximum offering price per share (Net asset value of $53.82 ÷ 94.50%)	$56.95
Class C:
Net asset value and offering price per share	$31.72
Class Y:
Net asset value and offering price per share	$56.56
Investor Class:
Net asset value and offering price per share	$53.81
Class R5:
Net asset value and offering price per share	$73.57
Class R6:
Net asset value and offering price per share	$73.91

*	At April 30, 2025, security with a value of $6,316,229 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Technology Fund

Statement of Operations
For the year ended April 30, 2025
Investment income:
Dividends (net of foreign withholding taxes of $164,379)	$6,011,052
Dividends from affiliated money market funds (includes net securities lending income of $137,435)	1,218,800
Total investment income	7,229,852
Expenses:
Advisory fees	10,257,435
Administrative services fees	259,807
Custodian fees	6,273
Distribution fees:
Class A	2,371,793
Class C	488,497
Investor Class	925,807
Transfer agent fees— A, C, Y and Investor	2,355,637
Transfer agent fees — R5	1,109
Transfer agent fees — R6	1,337
Trustees’ and officers’ fees and benefits	36,594
Registration and filing fees	109,916
Reports to shareholders	124,218
Professional services fees	80,867
Other	35,190
Total expenses	17,054,480
Less: Fees waived and/or expense offset arrangement(s)	(116,368)
Net expenses	16,938,112
Net investment income (loss)	(9,708,260)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	237,301,958
Affiliated investment securities	(1,248)
Foreign currencies	7,176
237,307,886
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(90,710,522)
Affiliated investment securities	1,734
Foreign currencies	6,607
(90,702,181)
Net realized and unrealized gain	146,605,705
Net increase in net assets resulting from operations	$136,897,445
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Technology Fund

Statement of Changes in Net Assets
For the years ended April 30, 2025 and 2024
	2025	2024
Operations:
Net investment income (loss)	$(9,708,260)	$(7,663,347)
Net realized gain	237,307,886	164,979,228
Change in net unrealized appreciation (depreciation)	(90,702,181)	279,304,567
Net increase in net assets resulting from operations	136,897,445	436,620,448
Distributions to shareholders from distributable earnings:
Class A	(125,129,178)	(6,204,547)
Class C	(10,175,093)	(487,678)
Class Y	(7,660,207)	(341,371)
Investor Class	(83,890,657)	(4,379,528)
Class R5	(125,244)	(3,465)
Class R6	(439,719)	(23,855)
Total distributions from distributable earnings	(227,420,098)	(11,440,444)
Share transactions–net:
Class A	89,704,695	18,962,945
Class C	7,782,101	3,386,005
Class Y	1,368,128	5,529,664
Investor Class	35,733,933	(28,250,983)
Class R5	330,460	129,580
Class R6	3,889,744	581,752
Net increase in net assets resulting from share transactions	138,809,061	338,963
Net increase in net assets	48,286,408	425,518,967
Net assets:
Beginning of year	1,535,644,676	1,110,125,709
End of year	$1,583,931,084	$1,535,644,676
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Technology Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/25	$55.86	$(0.36)	$6.71	$6.35	$(8.39)	$53.82	8.71%	$890,132	1.02%	1.03%	(0.60)%	134%
Year ended 04/30/24	40.36	(0.29)	16.20	15.91	(0.41)	55.86	39.51	851,380	1.07	1.08	(0.58)	95
Year ended 04/30/23	44.73	(0.17)	(3.63)	(3.80)	(0.57)	40.36	(8.37)	600,500	1.13	1.13	(0.43)	142
Year ended 04/30/22	72.50	(0.49)	(10.69)	(11.18)	(16.59)	44.73	(20.67)	695,429	1.02	1.02	(0.75)	95
Year ended 04/30/21	50.35	(0.46)	27.38	26.92	(4.77)	72.50	54.37	927,620	1.10	1.10	(0.71)	59
Class C
Year ended 04/30/25	35.78	(0.50)	4.83	4.33	(8.39)	31.72	7.90 (d)	45,095	1.76 (d)	1.77 (d)	(1.34)(d)	134
Year ended 04/30/24	26.16	(0.43)	10.46	10.03	(0.41)	35.78	38.47	44,012	1.82	1.83	(1.33)	95
Year ended 04/30/23	29.46	(0.31)	(2.42)	(2.73)	(0.57)	26.16	(9.08)	29,413	1.88	1.88	(1.18)	142
Year ended 04/30/22	53.59	(0.68)	(6.86)	(7.54)	(16.59)	29.46	(21.24)(d)	37,022	1.74 (d)	1.74 (d)	(1.47)(d)	95
Year ended 04/30/21	38.38	(0.72)	20.70	19.98	(4.77)	53.59	53.20 (d)	56,566	1.84 (d)	1.84 (d)	(1.45)(d)	59
Class Y
Year ended 04/30/25	58.24	(0.22)	6.93	6.71	(8.39)	56.56	8.98	51,264	0.77	0.78	(0.35)	134
Year ended 04/30/24	41.97	(0.18)	16.86	16.68	(0.41)	58.24	39.83	52,613	0.82	0.83	(0.33)	95
Year ended 04/30/23	46.37	(0.07)	(3.76)	(3.83)	(0.57)	41.97	(8.14)	33,882	0.88	0.88	(0.18)	142
Year ended 04/30/22	74.39	(0.34)	(11.09)	(11.43)	(16.59)	46.37	(20.46)	46,149	0.77	0.77	(0.50)	95
Year ended 04/30/21	51.45	(0.31)	28.02	27.71	(4.77)	74.39	54.75	62,294	0.85	0.85	(0.46)	59
Investor Class
Year ended 04/30/25	55.80	(0.30)	6.70	6.40	(8.39)	53.81	8.81 (e)	588,776	0.91 (e)	0.92 (e)	(0.49)(e)	134
Year ended 04/30/24	40.27	(0.24)	16.18	15.94	(0.41)	55.80	39.67 (e)	582,882	0.96 (e)	0.97 (e)	(0.47)(e)	95
Year ended 04/30/23	44.58	(0.12)	(3.62)	(3.74)	(0.57)	40.27	(8.26)(e)	443,544	1.00 (e)	1.00 (e)	(0.30)(e)	142
Year ended 04/30/22	72.24	(0.42)	(10.65)	(11.07)	(16.59)	44.58	(20.59)(e)	514,752	0.91 (e)	0.91 (e)	(0.64)(e)	95
Year ended 04/30/21	50.13	(0.39)	27.27	26.88	(4.77)	72.24	54.53 (e)	698,143	1.00 (e)	1.00 (e)	(0.61)(e)	59
Class R5
Year ended 04/30/25	73.83	(0.26)	8.39	8.13	(8.39)	73.57	9.01	1,057	0.74	0.74	(0.32)	134
Year ended 04/30/24	53.08	(0.19)	21.35	21.16	(0.41)	73.83	39.93	753	0.77	0.77	(0.28)	95
Year ended 04/30/23	58.42	(0.05)	(4.72)	(4.77)	(0.57)	53.08	(8.07)	453	0.79	0.79	(0.09)	142
Year ended 04/30/22	89.51	(0.38)	(14.12)	(14.50)	(16.59)	58.42	(20.43)	520	0.72	0.72	(0.45)	95
Year ended 04/30/21	61.17	(0.32)	33.43	33.11	(4.77)	89.51	54.88	794	0.77	0.77	(0.38)	59
Class R6
Year ended 04/30/25	74.09	(0.20)	8.41	8.21	(8.39)	73.91	9.09	7,608	0.67	0.67	(0.25)	134
Year ended 04/30/24	53.22	(0.14)	21.42	21.28	(0.41)	74.09	40.05	4,003	0.70	0.70	(0.21)	95
Year ended 04/30/23	58.54	(0.01)	(4.74)	(4.75)	(0.57)	53.22	(8.02)	2,334	0.72	0.72	(0.02)	142
Year ended 04/30/22	89.60	(0.32)	(14.15)	(14.47)	(16.59)	58.54	(20.37)	1,460	0.65	0.65	(0.38)	95
Year ended 04/30/21	61.21	(0.29)	33.45	33.16	(4.77)	89.60	54.93	1,647	0.74	0.74	(0.35)	59

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99%, 0.97% and 0.99% for the years ended April 30, 2025, 2022 and 2021, respectively.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.14%, 0.14%, 0.12%,
0.14% and 0.15% for the years ended April 30, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Technology Fund

Notes to Financial Statements
April 30, 2025
NOTE 1—Significant Accounting Policies
Invesco Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Technology Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
9
Invesco Technology Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2025, the Fund paid the Adviser $11,003 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.670%
Next $500 million	0.640%
Next $1 billion	0.520%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the year ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.60%.
10
Invesco Technology Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2025, the Adviser waived advisory fees of $25,348.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2025, IDI advised the Fund that IDI retained $190,134 in front-end sales commissions from the sale of Class A shares and $909 and $3,736 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2025, the Fund incurred $56,674 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,541,101,954	$17,879,539	$—	$1,558,981,493
Money Market Funds	25,855,094	6,751,327	—	32,606,421
Total Investments	$1,566,957,048	$24,630,866	$—	$1,591,587,914
11
Invesco Technology Fund

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $91,020.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
Ordinary income*	$25,918,522	$11,409,921
Long-term capital gain	201,501,576	30,523
Total distributions	$227,420,098	$11,440,444

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed long-term capital gain	$139,819,430
Net unrealized appreciation — investments	442,035,435
Net unrealized appreciation — foreign currencies	8,059
Temporary book/tax differences	(114,012)
Late-Year ordinary loss deferral	(3,266,323)
Shares of beneficial interest	1,005,448,495
Total net assets	$1,583,931,084
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of April 30, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2025 was $2,239,829,662 and $2,342,802,815, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$476,581,070
Aggregate unrealized (depreciation) of investments	(34,545,635)
Net unrealized appreciation of investments	$442,035,435
Cost of investments for tax purposes is $1,149,552,479.
12
Invesco Technology Fund

NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on April 30, 2025, undistributed net investment income (loss) was increased by $6,433,130, undistributed net realized gain was decreased by $7,175 and shares of beneficial interest was decreased by $6,425,955. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended April 30, 2025(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,900,589	$115,835,488	2,275,560	$114,680,147
Class C	367,902	13,813,646	472,700	15,378,591
Class Y	273,651	17,429,833	372,908	20,170,829
Investor Class	309,122	18,532,515	351,058	17,420,207
Class R5	4,992	397,058	2,621	193,118
Class R6	62,252	4,930,579	34,945	2,224,268
Issued as reinvestment of dividends:
Class A	1,807,770	118,155,928	113,581	5,864,120
Class C	256,093	9,892,865	14,337	475,541
Class Y	95,788	6,573,965	5,629	302,794
Investor Class	1,194,575	78,029,658	79,533	4,099,933
Class R5	1,321	117,884	46	3,103
Class R6	4,356	390,499	308	21,047
Automatic conversion of Class C shares to Class A shares:
Class A	84,692	5,168,757	90,608	4,639,814
Class C	(138,493)	(5,168,757)	(140,700)	(4,639,814)
Reacquired:
Class A	(2,494,995)	(149,455,478)	(2,116,553)	(106,221,136)
Class C	(294,020)	(10,755,653)	(240,558)	(7,828,313)
Class Y	(366,450)	(22,635,670)	(282,598)	(14,943,959)
Investor Class	(1,008,823)	(60,828,240)	(997,477)	(49,771,123)
Class R5	(2,153)	(184,482)	(994)	(66,641)
Class R6	(17,713)	(1,431,334)	(25,066)	(1,663,563)
Net increase in share activity	2,040,456	$138,809,061	9,888	$338,963

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Technology Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Technology Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Technology Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Technology Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$201,501,576
Qualified Dividend Income*	13.08%
Corporate Dividends Received Deduction*	11.79%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	1.59%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$25,918,522
15
Invesco Technology Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Technology Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
I-TEC-NCSR

Annual Financial Statements and Other Information
April 30, 2025
Invesco Value Opportunities Fund
Nasdaq:
A: VVOAX ■ C: VVOCX ■ R: VVORX ■ Y: VVOIX ■ R5: VVONX ■ R6: VVOSX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Tax Information
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025

Shares		Value
Common Stocks & Other Equity Interests–91.12%
Agricultural & Farm Machinery–0.86%
AGCO Corp.(b)	458,113	$38,861,726
Application Software–2.52%
AppLovin Corp., Class A(c)	421,210	113,436,065
Biotechnology–0.65%
Amicus Therapeutics, Inc.(c)	978,703	7,516,439
Ascendis Pharma A/S, ADR (Denmark)(c)	76,362	13,015,139
Neurocrine Biosciences, Inc.(c)	81,399	8,765,859
		29,297,437
Coal & Consumable Fuels–1.88%
Cameco Corp. (Canada)(b)	1,873,156	84,572,993
Communications Equipment–1.29%
Lumentum Holdings, Inc.(b)(c)	979,710	57,842,078
Construction & Engineering–2.73%
AECOM	704,676	69,516,287
MasTec, Inc.(c)	416,684	53,052,207
		122,568,494
Construction Machinery & Heavy Transportation Equipment– 0.67%
Oshkosh Corp.	359,085	30,076,960
Copper–1.62%
Freeport-McMoRan, Inc.	2,026,471	73,013,750
Diversified Banks–1.94%
Fifth Third Bancorp	606,485	21,797,071
U.S. Bancorp	1,625,287	65,564,078
		87,361,149
Diversified Chemicals–0.68%
Huntsman Corp.	2,295,800	30,557,098
Diversified Metals & Mining–1.98%
Anglo American PLC (South Africa)	1,007,657	27,507,406
Teck Resources Ltd., Class B (Canada)	1,811,410	61,569,826
		89,077,232
Electric Utilities–3.32%
NRG Energy, Inc.	1,361,767	149,222,428
Electrical Components & Equipment–1.49%
Regal Rexnord Corp.	199,925	21,160,062
Vertiv Holdings Co., Class A	535,832	45,749,336
		66,909,398
Electronic Components–1.28%
Coherent Corp.(c)	896,362	57,654,004
Fertilizers & Agricultural Chemicals–1.70%
Corteva, Inc.	811,894	50,329,309
Mosaic Co. (The)	860,801	26,168,351
		76,497,660
Food Distributors–0.63%
Performance Food Group Co.(c)	349,750	28,210,836
Shares		Value
Gold–4.88%
Agnico Eagle Mines Ltd. (Canada)(b)	700,599	$82,376,430
Barrick Gold Corp. (Canada)	2,097,472	39,935,867
Newmont Corp.	1,842,045	97,038,931
		219,351,228
Health Care Equipment–5.80%
Hologic, Inc.(c)	1,593,538	92,743,912
Medtronic PLC	940,905	79,751,108
Zimmer Biomet Holdings, Inc.	857,382	88,353,215
		260,848,235
Health Care Services–0.62%
Fresenius Medical Care AG (Germany)	546,274	27,792,002
Hotels, Resorts & Cruise Lines–1.18%
Expedia Group, Inc.	234,908	36,864,112
Travel + Leisure Co.	364,931	16,031,419
		52,895,531
Human Resource & Employment Services–0.35%
ManpowerGroup, Inc.	365,545	15,744,023
Industrial Machinery & Supplies & Components–1.27%
Chart Industries, Inc.(c)	422,684	57,053,886
Insurance Brokers–1.90%
Willis Towers Watson PLC	277,090	85,288,302
Integrated Oil & Gas–0.55%
Cenovus Energy, Inc. (Canada)	2,104,203	24,766,469
Interactive Home Entertainment–2.15%
Electronic Arts, Inc.	665,558	96,565,810
Interactive Media & Services–1.03%
Match Group, Inc.	1,558,228	46,217,043
Investment Banking & Brokerage–0.52%
Goldman Sachs Group, Inc. (The)	42,509	23,275,803
IT Consulting & Other Services–3.09%
EPAM Systems, Inc.(c)	458,126	71,884,551
Globant S.A.(c)	569,506	66,956,820
		138,841,371
Life & Health Insurance–2.47%
Globe Life, Inc.	902,113	111,266,617
Life Sciences Tools & Services–2.78%
Avantor, Inc.(b)(c)	3,845,671	49,955,266
ICON PLC(c)	495,924	75,102,731
		125,057,997
Managed Health Care–5.10%
Centene Corp.(c)	2,268,794	135,787,321
Molina Healthcare, Inc.(c)	286,044	93,539,248
		229,326,569
Metal, Glass & Plastic Containers–1.43%
Crown Holdings, Inc.	666,764	64,229,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Value Opportunities Fund

Shares		Value
Oil & Gas Exploration & Production–4.69%
Antero Resources Corp.(c)	816,030	$28,422,325
ARC Resources Ltd. (Canada)	2,477,120	45,837,321
EQT Corp.	1,452,407	71,807,002
Expand Energy Corp.	511,331	53,127,291
Murphy Oil Corp.(b)	564,985	11,599,142
		210,793,081
Oil & Gas Refining & Marketing–0.86%
Phillips 66	369,618	38,462,449
Paper & Plastic Packaging Products & Materials–0.73%
Sealed Air Corp.	1,194,011	32,906,943
Pharmaceuticals–0.39%
Axsome Therapeutics, Inc.(c)	157,494	17,685,001
Regional Banks–7.28%
Citizens Financial Group, Inc.	1,135,645	41,893,944
Huntington Bancshares, Inc.	5,841,495	84,876,923
Pinnacle Financial Partners, Inc.	647,547	64,910,111
Webster Financial Corp.	1,092,921	51,695,163
Western Alliance Bancorporation	1,203,785	83,915,852
		327,291,993
Research & Consulting Services–4.44%
Amentum Holdings, Inc.(c)	2,181,157	47,592,846
Jacobs Solutions, Inc.	469,539	58,128,928
KBR, Inc.	1,779,276	93,963,566
		199,685,340
Semiconductor Materials & Equipment–1.54%
MKS Instruments, Inc.	326,253	22,883,385
Onto Innovation, Inc.(c)	378,477	46,162,840
		69,046,225
Semiconductors–3.17%
Marvell Technology, Inc.	396,566	23,147,558
Microchip Technology, Inc.	749,538	34,538,711
Rambus, Inc.(c)	792,995	38,690,226
STMicroelectronics N.V., New York Shares (France)	2,030,007	46,101,459
		142,477,954
Shares		Value
Silver–1.57%
Pan American Silver Corp. (Canada)(b)	2,805,044	$70,631,008
Trading Companies & Distributors–2.83%
Air Lease Corp., Class A	1,204,792	56,336,074
WESCO International, Inc.	436,062	71,060,664
		127,396,738
Transaction & Payment Processing Services–3.26%
Fidelity National Information Services, Inc.	1,857,317	146,505,165
Total Common Stocks & Other Equity Interests (Cost $3,672,554,404)		4,096,561,467

Exchange-Traded Funds–1.46%
VanEck Junior Gold Miners ETF (Cost $51,179,879)(b)	1,070,711	65,741,655
Money Market Funds–4.28%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	67,359,235	67,359,235
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	124,958,591	124,958,591
Total Money Market Funds (Cost $192,317,825)		192,317,826
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.86% (Cost $3,916,052,108)		4,354,620,948
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.34%
Invesco Private Government Fund, 4.32%(d)(e)(f)	29,173,171	29,173,171
Invesco Private Prime Fund, 4.46%(d)(e)(f)	75,931,065	75,946,251
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $105,123,884)		105,119,422
TOTAL INVESTMENTS IN SECURITIES–99.20% (Cost $4,021,175,992)		4,459,740,370
OTHER ASSETS LESS LIABILITIES—0.80%		35,770,817
NET ASSETS–100.00%		$4,495,511,187
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Value Opportunities Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,271,732	$504,374,606	$(455,287,103)	$-	$-	$67,359,235	$2,167,498
Invesco Liquid Assets Portfolio, Institutional Class	12,914,118	42,204,106	(55,118,210)	149	(163)	-	231,824
Invesco Treasury Portfolio, Institutional Class	20,881,981	926,072,808	(821,996,198)	-	-	124,958,591	3,766,720
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	59,695,901	652,492,002	(683,014,732)	-	-	29,173,171	2,524,295*
Invesco Private Prime Fund	153,531,017	1,385,134,965	(1,462,707,176)	4,888	(17,443)	75,946,251	6,777,149*
Total	$265,294,749	$3,510,278,487	$(3,478,123,419)	$5,037	$(17,606)	$297,437,248	$15,467,486

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Value Opportunities Fund

Statement of Assets and Liabilities
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $3,723,734,283)*	$4,162,303,122
Investments in affiliated money market funds, at value (Cost $297,441,709)	297,437,248
Cash	53,346,150
Foreign currencies, at value (Cost $841)	772
Receivable for:
Investments sold	88,918,059
Fund shares sold	5,190,722
Dividends	2,517,321
Investment for trustee deferred compensation and retirement plans	679,209
Other assets	157,709
Total assets	4,610,550,312
Liabilities:
Payable for:
Investments purchased	5,522,002
Fund shares reacquired	2,027,980
Collateral upon return of securities loaned	105,123,884
Accrued fees to affiliates	1,510,673
Accrued trustees’ and officers’ fees and benefits	2,496
Accrued other operating expenses	67,140
Trustee deferred compensation and retirement plans	784,950
Total liabilities	115,039,125
Net assets applicable to shares outstanding	$4,495,511,187
Net assets consist of:
Shares of beneficial interest	$3,846,803,335
Distributable earnings	648,707,852
$4,495,511,187
Net Assets:
Class A	$2,555,018,518
Class C	$60,367,109
Class R	$89,852,175
Class Y	$990,365,611
Class R5	$18,597,354
Class R6	$781,310,420
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	130,021,144
Class C	3,458,940
Class R	4,672,969
Class Y	50,002,863
Class R5	928,150
Class R6	38,891,369
Class A:
Net asset value per share	$19.65
Maximum offering price per share (Net asset value of $19.65 ÷ 94.50%)	$20.79
Class C:
Net asset value and offering price per share	$17.45
Class R:
Net asset value and offering price per share	$19.23
Class Y:
Net asset value and offering price per share	$19.81
Class R5:
Net asset value and offering price per share	$20.04
Class R6:
Net asset value and offering price per share	$20.09

*	At April 30, 2025, securities with an aggregate value of $102,048,887 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Value Opportunities Fund

Statement of Operations
For the year ended April 30, 2025
Investment income:
Dividends (net of foreign withholding taxes of $1,385,669)	$51,227,750
Dividends from affiliated money market funds (includes net securities lending income of $529,734)	6,695,776
Total investment income	57,923,526
Expenses:
Advisory fees	25,506,731
Administrative services fees	613,167
Custodian fees	31,571
Distribution fees:
Class A	6,742,062
Class C	646,500
Class R	451,677
Transfer agent fees— A, C, R and Y	4,767,109
Transfer agent fees — R5	19,922
Transfer agent fees — R6	182,557
Trustees’ and officers’ fees and benefits	71,016
Registration and filing fees	149,922
Reports to shareholders	314,787
Professional services fees	93,529
Other	64,344
Total expenses	39,654,894
Less: Fees waived and/or expense offset arrangement(s)	(264,241)
Net expenses	39,390,653
Net investment income	18,532,873
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	527,953,366
Affiliated investment securities	(17,606)
Foreign currencies	(93,031)
Forward foreign currency contracts	(2,813,926)
525,028,803
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(276,936,397)
Affiliated investment securities	5,037
Foreign currencies	35,298
Forward foreign currency contracts	434,669
(276,461,393)
Net realized and unrealized gain	248,567,410
Net increase in net assets resulting from operations	$267,100,283
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Value Opportunities Fund

Statement of Changes in Net Assets
For the years ended April 30, 2025 and 2024
	2025	2024
Operations:
Net investment income	$18,532,873	$18,772,001
Net realized gain	525,028,803	181,551,486
Change in net unrealized appreciation (depreciation)	(276,461,393)	621,209,192
Net increase in net assets resulting from operations	267,100,283	821,532,679
Distributions to shareholders from distributable earnings:
Class A	(205,802,538)	(51,372,437)
Class C	(5,196,763)	(1,462,833)
Class R	(6,756,717)	(1,736,109)
Class Y	(58,273,111)	(7,341,891)
Class R5	(1,570,749)	(220,685)
Class R6	(49,521,488)	(7,718,078)
Total distributions from distributable earnings	(327,121,366)	(69,852,033)
Share transactions–net:
Class A	84,861,277	(159,564,572)
Class C	1,092,529	(14,054,637)
Class R	9,190,451	(7,729,602)
Class Y	628,866,590	61,836,823
Class R5	2,033,758	4,261,287
Class R6	267,437,479	110,226,064
Net increase (decrease) in net assets resulting from share transactions	993,482,084	(5,024,637)
Net increase in net assets	933,461,001	746,656,009
Net assets:
Beginning of year	3,562,050,186	2,815,394,177
End of year	$4,495,511,187	$3,562,050,186
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Value Opportunities Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/25	$19.45	$0.08	$1.79	$1.87	$(0.09)	$(1.58)	$(1.67)	$19.65	8.58%	$2,555,019	1.01%	1.01%	0.36%	53%
Year ended 04/30/24	15.23	0.10	4.53	4.63	(0.04)	(0.37)	(0.41)	19.45	30.70	2,462,837	1.07	1.07	0.57	47
Year ended 04/30/23	16.52	0.18	0.07	0.25	(0.12)	(1.42)	(1.54)	15.23	1.09	2,074,880	1.08	1.08	1.12	70
Year ended 04/30/22	17.34	0.08	0.60	0.68	(0.10)	(1.40)	(1.50)	16.52	4.01	739,860	1.11	1.11	0.44	65
Year ended 04/30/21	9.44	0.06	7.87	7.93	(0.03)	—	(0.03)	17.34	84.15	726,801	1.22	1.22	0.45	62
Class C
Year ended 04/30/25	17.48	(0.07)	1.62	1.55	—	(1.58)	(1.58)	17.45	7.75	60,367	1.76	1.76	(0.39)	53
Year ended 04/30/24	13.82	(0.02)	4.09	4.07	(0.04)	(0.37)	(0.41)	17.48	29.77 (d)	59,750	1.79 (d)	1.79 (d)	(0.15)(d)	47
Year ended 04/30/23	15.14	0.06	0.06	0.12	(0.02)	(1.42)	(1.44)	13.82	0.37 (d)	60,082	1.80 (d)	1.80 (d)	0.40 (d)	70
Year ended 04/30/22	16.04	(0.05)	0.55	0.50	—	(1.40)	(1.40)	15.14	3.16	16,682	1.86	1.86	(0.31)	65
Year ended 04/30/21	8.77	(0.02)	7.29	7.27	—	—	—	16.04	82.90 (d)	12,906	1.89 (d)	1.89 (d)	(0.22)(d)	62
Class R
Year ended 04/30/25	19.07	0.02	1.77	1.79	(0.05)	(1.58)	(1.63)	19.23	8.33	89,852	1.26	1.26	0.11	53
Year ended 04/30/24	14.97	0.05	4.46	4.51	(0.04)	(0.37)	(0.41)	19.07	30.43	80,905	1.32	1.32	0.32	47
Year ended 04/30/23	16.27	0.14	0.06	0.20	(0.08)	(1.42)	(1.50)	14.97	0.82	70,744	1.33	1.33	0.87	70
Year ended 04/30/22	17.09	0.03	0.60	0.63	(0.05)	(1.40)	(1.45)	16.27	3.73	12,018	1.36	1.36	0.19	65
Year ended 04/30/21	9.31	0.03	7.75	7.78	—	—	—	17.09	83.57	10,385	1.47	1.47	0.20	62
Class Y
Year ended 04/30/25	19.59	0.13	1.80	1.93	(0.13)	(1.58)	(1.71)	19.81	8.83	990,366	0.76	0.76	0.61	53
Year ended 04/30/24	15.29	0.14	4.57	4.71	(0.04)	(0.37)	(0.41)	19.59	31.11	418,662	0.82	0.82	0.82	47
Year ended 04/30/23	16.58	0.22	0.07	0.29	(0.16)	(1.42)	(1.58)	15.29	1.33	276,929	0.83	0.83	1.37	70
Year ended 04/30/22	17.42	0.12	0.61	0.73	(0.17)	(1.40)	(1.57)	16.58	4.25	123,154	0.86	0.86	0.69	65
Year ended 04/30/21	9.49	0.09	7.91	8.00	(0.07)	—	(0.07)	17.42	84.48	81,115	0.97	0.97	0.70	62
Class R5
Year ended 04/30/25	19.80	0.14	1.82	1.96	(0.14)	(1.58)	(1.72)	20.04	8.88	18,597	0.73	0.73	0.64	53
Year ended 04/30/24	15.45	0.15	4.61	4.76	(0.04)	(0.37)	(0.41)	19.80	31.11	16,560	0.76	0.76	0.88	47
Year ended 04/30/23	16.74	0.22	0.08	0.30	(0.17)	(1.42)	(1.59)	15.45	1.37	9,322	0.78	0.78	1.42	70
Year ended 04/30/22	17.58	0.13	0.62	0.75	(0.19)	(1.40)	(1.59)	16.74	4.35	311	0.81	0.81	0.74	65
Year ended 04/30/21	9.58	0.11	7.98	8.09	(0.09)	—	(0.09)	17.58	84.70	714	0.84	0.84	0.83	62
Class R6
Year ended 04/30/25	19.84	0.15	1.84	1.99	(0.16)	(1.58)	(1.74)	20.09	8.96	781,310	0.66	0.66	0.71	53
Year ended 04/30/24	15.47	0.16	4.62	4.78	(0.04)	(0.37)	(0.41)	19.84	31.20	523,336	0.69	0.69	0.95	47
Year ended 04/30/23	16.75	0.24	0.08	0.32	(0.18)	(1.42)	(1.60)	15.47	1.50	323,438	0.71	0.71	1.49	70
Year ended 04/30/22	17.60	0.14	0.62	0.76	(0.21)	(1.40)	(1.61)	16.75	4.38	238,636	0.74	0.74	0.81	65
Year ended 04/30/21	9.59	0.11	8.00	8.11	(0.10)	—	(0.10)	17.60	84.81	47,501	0.78	0.78	0.89	62

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2023, the portfolio turnover calculation excludes the value of securities purchased of $1,658,856,812 in connection with the acquisition of Invesco American Value Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97%, 0.97% and 0.92% for the years ended April 30, 2024, 2023 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Value Opportunities Fund

Notes to Financial Statements
April 30, 2025
NOTE 1—Significant Accounting Policies
Invesco Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Value Opportunities Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
10
Invesco Value Opportunities Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2025, the Fund paid the Adviser $40,333 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $1.5 billion	0.610%
Next $3.5 billion	0.560%
Next $4 billion	0.545%
Over $10 billion	0.520%
For the year ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.60%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
11
Invesco Value Opportunities Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2025, the Adviser waived advisory fees of $146,515.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2025, IDI advised the Fund that IDI retained $263,553 in front-end sales commissions from the sale of Class A shares and $5,201 and $527 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2025, the Fund incurred $27,969 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,041,262,059	$55,299,408	$—	$4,096,561,467
Exchange-Traded Funds	65,741,655	—	—	65,741,655
Money Market Funds	192,317,826	105,119,422	—	297,437,248
Total Investments	$4,299,321,540	$160,418,830	$—	$4,459,740,370
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
12
Invesco Value Opportunities Fund

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(2,813,926)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	434,669
Total	$(2,379,257)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$187,246,035

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $117,726.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2025 and 2024:
	2025	2024
Ordinary income*	$29,423,464	$6,394,390
Long-term capital gain	297,697,902	63,457,643
Total distributions	$327,121,366	$69,852,033

*	Includes short-term capital gain distributions, if any.

13
Invesco Value Opportunities Fund

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$62,081,703
Undistributed long-term capital gain	250,188,258
Net unrealized appreciation — investments	402,484,757
Net unrealized appreciation — foreign currencies	40,861
Temporary book/tax differences	(567,327)
Capital loss carryforward	(65,520,400)
Shares of beneficial interest	3,846,803,335
Total net assets	$4,495,511,187
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of April 30, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$65,520,400	$—	$65,520,400
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2025 was $2,573,078,634 and $2,165,757,295, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$674,800,954
Aggregate unrealized (depreciation) of investments	(272,316,197)
Net unrealized appreciation of investments	$402,484,757
Cost of investments for tax purposes is $4,057,255,613.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on April 30, 2025, undistributed net investment income was decreased by $92,363, undistributed net realized gain was decreased by $32,517,639 and shares of beneficial interest was increased by $32,610,002. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended April 30, 2025(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	12,076,900	$257,486,202	6,858,809	$117,865,341
Class C	785,339	14,872,498	465,320	7,232,957
Class R	1,139,023	23,479,856	699,064	11,798,297
Class Y	38,245,304	829,179,377	10,247,832	182,551,876
Class R5	405,470	8,681,743	537,593	9,432,554
Class R6	16,780,122	359,586,744	11,148,631	208,838,095
Issued as reinvestment of dividends:
Class A	8,717,267	194,830,950	2,919,638	50,071,797
Class C	254,873	5,074,520	93,320	1,441,793
Class R	308,337	6,749,496	103,034	1,734,067
Class Y	2,349,190	52,856,784	382,537	6,598,765
Class R5	68,924	1,568,712	12,490	217,702
Class R6	2,132,385	48,661,033	440,916	7,702,809
14
Invesco Value Opportunities Fund

Summary of Share Activity
	Year ended April 30, 2025(a)		Year ended April 30, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	374,239	$7,980,416	462,032	$7,972,289
Class C	(419,146)	(7,980,416)	(511,768)	(7,972,289)
Reacquired:
Class A	(17,754,595)	(375,436,291)	(19,857,286)	(335,473,999)
Class C	(579,746)	(10,874,073)	(975,969)	(14,757,098)
Class R	(1,016,665)	(21,038,901)	(1,284,000)	(21,261,966)
Class Y	(11,967,968)	(253,169,571)	(7,360,175)	(127,313,818)
Class R5	(382,661)	(8,216,697)	(317,128)	(5,388,969)
Class R6	(6,396,364)	(140,810,298)	(6,120,835)	(106,314,840)
Net increase (decrease) in share activity	45,120,228	$993,482,084	(2,055,945)	$(5,024,637)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Value Opportunities Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Value Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Value Opportunities Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
16
Invesco Value Opportunities Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$330,307,902
Qualified Dividend Income*	91.34%
Corporate Dividends Received Deduction*	87.04%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	1.68%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$9,003,889
17
Invesco Value Opportunities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
18
Invesco Value Opportunities Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
VK-VOPP-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Sector Funds (Invesco Sector Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: July 2, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:July 2, 2025